Dear Shareholder:

As this report reaches your hands, you will notice what might be considered the most significant change in the Funds since their inception in 1994: the name.

In January 2002, the McM Funds changed their name to the McMorgan Funds. The name change better reflects the fact that the Funds follow the time-tested, disciplined investment philosophy of McMorgan & Company, a leader in multi-employer retirement and benefit plans since 1969.

Not much else has changed at McMorgan Funds over the years--the investment objectives, approach, philosophy and management team of the Funds remain the same. We continue to manage your investments with an eye toward the long-term, looking to maximize returns and minimize risk.

At McMorgan Funds, we hold our shareholder relations in the highest regard. If you have any questions or suggestions on how we can improve our service, please contact us at 1-800-788-9485. Thank you once again for your confidence and trust.

/s/ Terry A. O'Toole
--------------------
Terry A. O'Toole
Chairman of the Board

                                                                          Review

         The equity market experienced a second consecutive year of negative performance in 2001 due to declining corporate profits and investor uncertainty as to future earnings growth prospects. It marked the first time in over 25 years that there was back-to-back negative yearly returns in the stock market. For 2001, the S&P 500 was down -11.9% compared to the -10.56% of the McMorgan Equity Investment Fund.

         Offsetting this, the fixed income market had a second straight year of strong performance in 2001, benefiting from a weak economy, aggressive easing of short-term interest rates by the Federal Reserve, and a weak equity market. The Lehman Gov't/Credit composite was up 8.51% and the McMorgan Intermediate Fixed Income and Fixed Income Funds participated in the market, returning 7.98% and 7.02% respectively. The McMorgan Balanced Fund, which held approximately 60% stocks and 40% bonds for the year, returned -3.13%.

         On another important point, the easing of short term rates had a significant effect on the Principal Preservation Fund. During 2001, the 7-day current yield dropped from 6.27% to 2.05%. This drop in yield will have tremendous importance on those relying on short term investments to provide income.

         There has been much discussion about the market impact caused by the September 11 terrorist attacks. These events accentuated an already weak economic environment. Although there has been a significant social and political impact, the economic impact appears to have been temporary except for a few economic sectors such as transportation, tourism, and defense, which will be impacted disproportionately for longer periods of time.

         The year 2001 proved again the benefits of having a portfolio diversified across asset classes. The five-year return (period ended 12/31/01) of the Balanced Fund was 9.27% compared to the Equity Investment Fund return of 9.82%. Although it had marginally less return, the Balanced Fund had better price stability when compared to the Equity Fund. Stocks and bonds do not always have the same returns. By holding fixed income investments, a portfolio is not totally exposed to the volatility of the stock market.

-------------------
Past performance is not a guarantee of future results. Shares, when redeemed, may be more or less than their original cost.

S&P 500 is a trademark of the McGraw-Hill Companies, Inc. and has been licensed for use. Standard & Poor's does not sponsor, endorse, sell or promote the Funds or represent the advisability of investing in the Funds. The S&P 500 is an unmanaged index and is widely regarded as the standard for measuring large-cap U.S. stock market performance. Results assume the reinvestment of all income and capital gain distributions. An investment cannot be made directly into an index.

The Lehman Brothers Govt./Credit and Intermediate Govt./Credit indices include issues of the U.S. Government and agencies thereof, as well as fixed rate debt issues that are rated investment grade by Moody's, S&P, or Fitch, in that order, with at least one year to maturity.

                                                                         Outlook

         The economy is clearly bouncing back and heading for a recovery. The strength of recovery over the next year is expected to be in 2-3% range, driven by inventory rebuilding and gradually improving business activity. In addition, consumers are expected to maintain an even keel - neither boom nor bust.

         The current decline in interest rates is probably not sustainable, given the prospects for economic recovery. Although the prospect of controlled inflation for the immediate future argues against significant increases in rates, the recent rapid growth in broad monetary aggregates raises the fear of the same old cycle: excessive ease, followed by the resurfacing of inflation, followed by monetary tightening. While short and intermediate term U.S. Treasury security interest rate levels are relatively unattractive, there are interesting opportunities in corporate bonds and mortgage-backed securities, where yield spreads are much wider than historical norms.

         Fixed Income Portfolios are still positioned in clusters to protect against risk:
            Short:        Corporate and Mortgage-Backed Bonds
            Intermediate: Non-Callable Corporate and Mortgage-Backed Bonds
            Long:         Government Agency Bonds

         In the equity market, the path to higher stock prices will be uneven. At current levels, equities appear attractive compared to bonds. Despite this fact, valuations are not cheap and there is still concern about earnings over the short term. By the second half of this year, earnings should start to experience sustained improvement driven by increased economic activity and lower costs. Improved visibility in earnings, offset by already high valuations should lead to improved, but moderate, equity market returns.

         The McMorgan Equity Investment and Balanced Funds will continue to maintain highly diversified portfolios. As stressed in the past, the key to effective portfolio management is comprised of two major factors: diversification and risk control. Diversification is selecting issues that collectively protect the portfolio from an uncompensated risk, not just putting a large number of stocks in a portfolio. Please keep in mind diversification cannot assure against market loss. Risk control involves continually reviewing the portfolio to all the various types of risks and monitoring performance results against benchmarks. The equity portfolios have continued emphasis in multi-national companies in technology, capital goods, healthcare and the financial services area.

                                                     Principal Preservation Fund
                                                               December 31, 2001

The Principal Preservation Fund emphasizes high quality, liquid securities. The Fund seeks to realize maximum current income, consistent with preservation of capital. U.S. Government issues represent 60% of the portfolio. The 7-day current yield and 30-day yield as of December 31, 2001 were 2.05% and 2.15%, respectively.

             Diversification                     Credit Quality                        Maturity

             Commercial Paper 40%                A-1/P-1           40%                 16-30 days         22%
             Government       60%                Government        60%                 91+ days           20%
                                                                                       1-15 days          28%
                                                                                       31-90 days         30%

Average Annual Return (%)
                                         7-Day Current            One         Three         Five           Since
                                             Yield                Year        Years         Years        Inception
                                             -----                ----        -----         -----        ---------
McMorgan Principal Preservation Fund         2.05                 4.21        5.09          5.19           5.23




Past performance is no guarantee of future results. Yields will fluctuate. The 7-Day current yield more closely reflects the current earnings of the Fund than the total return.

                           Principal Preservation Fund
                          July 13, 1994 Inception Date




                                 12/31/00         6.27
                                  1/31/01         5.93
                                  2/28/01         5.65
                                  3/31/01         5.39
                                  4/30/01         4.88
                                  5/31/01         4.43
                                  6/30/01         4.18
                                  7/31/01         3.89
                                  8/31/01         3.76
                                  9/30/01         3.31
                                 10/31/01         2.71
                                 11/30/01         2.25
                                 12/31/01         2.05

                      December 31, 2000 - December 31, 2001
                             7-Day Current Yield (%)
--------------------------------------------------------------------------------
An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

                                                  Intermediate Fixed Income Fund
                                                               December 31, 2001

This Fund emphasizes high quality and diversification. Government bonds and Aaa-rated bonds represent 67% of the Fund. Mortgage securities, backed by U.S. Government Agencies, provide yield advantages compared to U.S. Government bonds with equivalent maturities. The Fund's weighted average maturity of 4.7 years seeks to limit sensitivity to interest rate changes.

                                                                                  NASDAQ Symbol: MCMNX
        Diversification                           Bond Quality                           Maturity

        Cash 3%                                   Baa 7%                           Short-term 5%
        Government 28%                            Aa 9%                            5-10 years 39%
        Corporate 33%                             Aaa 38%                          1-5 years 56%
        Mortgage 36%                              A 17%
                                                  Government 29%

Average Annual Returns* (%)
Class McMorgan                                                One        Three      Five        Since
                                                              Year       Years      Years      Inception
                                                              ----       -----      -----      ---------
McMorgan Intermediate Fixed Income Fund                       7.98       5.74       6.58         6.84
Lehman Brothers Intermediate Govt./Credit Index               8.98       6.40       7.09         7.28

Past performance is no guarantee of future results. Due to market volatility, current performance may be less than shown. Investment return and principal value will fluctuate so that upon redemption shares may be more or less than their original cost. Because Class Z shares of the Fund have only been in operation for three months prior to the date of this Annual Report, no performance information is provided.

                         Intermediate Fixed Income Fund
                          July 14, 1994 Inception Date

                             Intermediate Fixed    Lehman Brothers Intermediate
                                Income Fund           Government/Credit Index
                                -----------           -----------------------
    12/31/94                       $9,957                  $10,000
     1/31/95                      $10,122                  $10,169
     2/28/95                      $10,350                  $10,380
     3/31/95                      $10,398                  $10,439
     4/30/95                      $10,518                  $10,567
     5/31/95                      $10,849                  $10,887
     6/30/95                      $10,918                  $10,960
     7/31/95                      $10,914                  $10,961
     8/31/95                      $11,003                  $11,060
     9/30/95                      $11,078                  $11,140
    10/31/95                      $11,210                  $11,264
    11/30/95                      $11,344                  $11,411
    12/31/95                      $11,445                  $11,531
     1/31/96                      $11,540                  $11,630
     2/29/96                      $11,401                  $11,494
     3/31/96                      $11,340                  $11,436
     4/30/96                      $11,320                  $11,396
     5/31/96                      $11,302                  $11,386
     6/30/96                      $11,420                  $11,507
     7/31/96                      $11,461                  $11,542
     8/31/96                      $11,463                  $11,551
     9/30/96                      $11,617                  $11,711
    10/31/96                      $11,828                  $11,919
    11/30/96                      $11,983                  $12,076
    12/31/96                      $11,916                  $11,999
     1/31/97                      $11,957                  $12,046
     2/28/97                      $11,965                  $12,068
     3/31/97                      $11,880                  $11,985
     4/30/97                      $12,018                  $12,125

     5/31/97                      $12,123                  $12,226
     6/30/97                      $12,236                  $12,337
     7/31/97                      $12,507                  $12,588
     8/31/97                      $12,431                  $12,525
     9/30/97                      $12,582                  $12,670
    10/31/97                      $12,760                  $12,811
    11/30/97                      $12,744                  $12,839
    12/31/97                      $12,859                  $12,942
     1/30/98                      $13,033                  $13,111
     2/27/98                      $13,016                  $13,101
     3/31/98                      $13,051                  $13,143
     4/30/98                      $13,106                  $13,208
     5/31/98                      $13,218                  $13,305
     6/30/98                      $13,300                  $13,390
     7/31/98                      $13,335                  $13,437
     8/31/98                      $13,586                  $13,648
     9/30/98                      $13,874                  $13,990
    10/31/98                      $13,790                  $13,976
    11/30/98                      $13,822                  $13,975
    12/31/98                      $13,865                  $14,031
     1/31/99                      $13,936                  $14,108
     2/28/99                      $13,731                  $13,901
     3/31/99                      $13,869                  $14,005
     4/30/99                      $13,874                  $14,048
     5/31/99                      $13,750                  $13,940
     6/30/99                      $13,734                  $13,950
     7/31/99                      $13,699                  $13,937
     8/31/99                      $13,679                  $13,948
     9/30/99                      $13,817                  $14,078
    10/31/99                      $13,839                  $14,115
    11/30/99                      $13,871                  $14,132
    12/31/99                      $13,821                  $14,085
     1/31/00                      $13,755                  $14,033
     2/29/00                      $13,869                  $14,148
     3/31/00                      $13,989                  $14,295
     4/30/00                      $13,929                  $14,262
     5/31/00                      $13,949                  $14,285
     6/30/00                      $14,214                  $14,536
     7/31/00                      $14,308                  $14,647
     8/31/00                      $14,441                  $14,820
     9/30/00                      $14,613                  $14,955
    10/31/00                      $14,649                  $15,023
    11/30/00                      $14,878                  $15,228
    12/31/00                      $15,183                  $15,508
     1/31/01                      $15,439                  $15,762
     2/28/01                      $15,618                  $15,912
     3/31/01                      $15,745                  $16,034
     4/30/01                      $15,688                  $15,993
     5/31/01                      $15,757                  $16,082
     6/30/01                      $15,831                  $16,142
     7/31/01                      $16,164                  $16,478
     8/31/01                      $16,311                  $16,642
     9/30/01                      $16,590                  $16,885
    10/31/01                      $16,762                  $17,166
    11/30/01                      $16,459                  $16,994
    12/31/01                      $16,396                  $16,901

--------------------------------------------------------------------------------
This chart reflects a hypothetical investment of $10,000 with reinvestment of dividends and capital gains. Ratings such as "Aaa" refer to individual bonds and not to the fund.

* Before taxes on distributions or redemption of Fund shares.

                                                               Fixed Income Fund
                                                               December 31, 2001

The Fixed Income Fund is structured similarly to the Intermediate Fixed Income Fund. It invests primarily in investment grade and U.S. Government bonds and has a weighted average maturity of 7.8 years, 3.1 years longer than the Intermediate Fixed Income Fund.

                                                                                  NASDAQ Symbol: MCMFX
             Diversification                        Bond Quality                        Maturity

             Cash 1%                                Aa 7%                         10+ years 10%
             Mortgage 41%                           Baa 10%                       1-5 years 27%
             Government 23%                         A 19%                         5-10 years 63%
             Corporate 35%                          Aaa 41%
                                                    Government 23%

Average Annual Returns* (%)
Class McMorgan                                     One        Three      Five         Since
                                                   Year       Years      Years      Inception
                                                   ----       -----      -----      ---------
McMorgan Fixed Income Fund                         7.02       5.31       6.78         7.31
Lehman Brothers Government/Credit Index            8.51       5.89       7.36         7.78

Past performance is no guarantee of future results. Due to market volatility, current performance may be less than shown. Investment return and principal value will fluctuate so that upon redemption shares may be more or less than their original cost. Because Class Z shares of the Fund have only been in operation for eleven months prior to the date of this Annual Report, no performance information is provided.

                                Fixed Income Fund
                          July 14, 1994 Inception Date


                                                  Lehman Brothers
                       Fixed Income Fund          Aggregate Index
                       -----------------          ---------------
       7/14/94             $10,000                   $10,000
       7/31/94             $10,070                   $10,111
       8/31/94             $10,097                   $10,123
       9/30/94              $9,937                    $9,975
      10/31/94              $9,911                    $9,966
      11/30/94              $9,855                    $9,944
      12/31/94              $9,926                   $10,012
       1/31/95             $10,114                   $10,211
       2/28/95             $10,384                   $10,454
       3/31/95             $10,460                   $10,517
       4/30/95             $10,604                   $10,665
       5/31/95             $11,060                   $11,077
       6/30/95             $11,155                   $11,158
       7/31/95             $11,112                   $11,134
       8/31/95             $11,257                   $11,268
       9/30/95             $11,364                   $11,378
      10/31/95             $11,533                   $11,526
      11/30/95             $11,716                   $11,698
      12/31/95             $11,841                   $11,862
       1/31/96             $11,929                   $11,941
       2/29/96             $11,688                   $11,733
       3/31/96             $11,587                   $11,651
       4/30/96             $11,485                   $11,585
       5/31/96             $11,460                   $11,562
       6/30/96             $11,618                   $11,717
       7/31/96             $11,629                   $11,749
       8/31/96             $11,605                   $11,729
       9/30/96             $11,820                   $11,933
      10/31/96             $12,104                   $12,198
      11/30/96             $12,335                   $12,406
      12/31/96             $12,202                   $12,291
       1/31/97             $12,225                   $12,329
       2/28/97             $12,238                   $12,360
       3/31/97             $12,085                   $12,223
       4/30/97             $12,263                   $12,406
       5/31/97             $12,373                   $12,524
       6/30/97             $12,516                   $12,673
       7/31/97             $12,912                   $13,015
       8/31/97             $12,757                   $12,904
       9/30/97             $12,965                   $13,095
      10/31/97             $13,181                   $13,285
      11/30/97             $13,212                   $13,346
      12/31/97             $13,364                   $13,481

       1/30/98             $13,573                   $13,654
       2/27/98             $13,516                   $13,643
       3/31/98             $13,562                   $13,689
       4/30/98             $13,619                   $13,760
       5/31/98             $13,747                   $13,891
       6/30/98             $13,857                   $14,009
       7/31/98             $13,866                   $14,039
       8/31/98             $14,171                   $14,268
       9/30/98             $14,568                   $14,601
      10/31/98             $14,385                   $14,524
      11/30/98             $14,446                   $14,607
      12/31/98             $14,503                   $14,651
       1/31/99             $14,568                   $14,755
       2/28/99             $14,248                   $14,496
       3/31/99             $14,417                   $14,576
       4/30/99             $14,400                   $14,623
       5/31/99             $14,221                   $14,494
       6/30/99             $14,179                   $14,448
       7/31/99             $14,135                   $14,387
       8/31/99             $14,089                   $14,380
       9/30/99             $14,247                   $14,547
      10/31/99             $14,259                   $14,601
      11/30/99             $14,281                   $14,599
      12/31/99             $14,186                   $14,529
       1/31/00             $14,143                   $14,481
       2/29/00             $14,311                   $14,656
       3/31/00             $14,496                   $14,850
       4/30/00             $14,383                   $14,807
       5/31/00             $14,351                   $14,799
       6/30/00             $14,680                   $15,107
       7/31/00             $14,795                   $15,245
       8/31/00             $14,991                   $15,466
       9/30/00             $15,138                   $15,563
      10/31/00             $15,164                   $15,666
      11/30/00             $15,481                   $15,923
      12/31/00             $15,823                   $16,219
       1/31/01             $16,095                   $16,483
       2/28/01             $16,308                   $16,627
       3/31/01             $16,360                   $16,710
       4/30/01             $16,231                   $16,640
       5/31/01             $16,302                   $16,739
       6/30/01             $16,349                   $16,803
       7/31/01             $16,794
       8/31/01             $16,992
       9/30/01             $17,203
      10/31/01             $17,502
      11/30/01             $17,089
      12/31/01             $16,934



This chart reflects a hypothetical investment of $10,000 with reinvestment of dividends and capital gains. Ratings such as "Aaa" refer to individual bonds and not to the fund.

* Before taxes on distributions or redemption of Fund shares.

                                                                   Balanced Fund
                                                               December 31, 2001

The Balanced Fund invests in common stocks and bonds. Common stocks represent about 60% of the Fund, bonds about 38%; and cash about 2%. The common stock portion is well diversified among 99 companies that represent all economic sectors. The Fund's bond portion is 68% U.S. Government and Aaa-rated securities with a weighted average maturity of 7.8 years.

                                                                                        NASDAQ Symbol: MCMBX
     Asset Allocation                   Fixed Income Quality
     Cash 2%                            Aa 7%                                           Ten Largest Equity Holdings (%)
     Bonds 38%                          Baa 9%                                          Citigroup, Inc.                 4.4
     Stocks 60%                         Aaa 40%                                         General Electric Co.            4.1
                                        A 16%                                           International Business Machines 3.8
                                        Government 28%                                  Tyco Int'l Ltd. New             3.8
                                                                                        Federal National Mortgage Assn. 3.6
                                                                                        Microsoft Corp.                 3.3
                                                                                        J.P. Morgan Chase & Co.         2.9
                                                                                        Pfizer, Inc.                    2.8
Average Annual Returns* (%)                                                             Intel Corp.                     2.7
Class McMorgan                         One       Three      Five       Since            Johnson & Johnson               2.3
                                       Year      Years      Years    Inception                                         ----
                                       ----      -----      -----    ---------                                         33.7
McMorgan Balanced Fund                -3.13      1.45       9.27       12.11
Lehman Brothers Govt/Credit Index      8.51      5.89       7.36        7.78
Standard & Poor's 500 Index          -11.88     -1.06      10.69       15.25

Past performance is no guarantee of future results. Due to market volatility, current performance may be less than shown. Investment return and principal value will fluctuate so that upon redemption shares may be more or less than their original cost. Because Class Z shares of the Fund have only been in operation for eleven months prior to the date of this Annual Report, no performance information is provided.


                                  Balanced Fund
                          July 14, 1994 Inception Date



                                   Lehman Brothers Government  Standard & Poor's
                Balanced Fund           /Credit Index              500 Index
                -------------           -------------              ---------

  7/31/94          $10,070                  $10,111                 $10,110
  8/31/94          $10,300                  $10,123                 $10,521
  9/30/94          $10,081                   $9,975                 $10,268
 10/31/94          $10,152                   $9,966                 $10,503
 11/30/94           $9,961                   $9,944                 $10,118
 12/31/94          $10,078                  $10,012                 $10,265
  1/31/95          $10,282                  $10,211                 $10,532
  2/28/95          $10,608                  $10,454                 $10,941
  3/31/95          $10,767                  $10,517                 $11,265
  4/30/95          $11,054                  $10,665                 $11,595
  5/31/95          $11,514                  $11,077                 $12,054
  6/30/95          $11,731                  $11,158                 $12,337
  7/31/95          $11,937                  $11,134                 $12,749
  8/31/95          $12,020                  $11,268                 $12,780
  9/30/95          $12,389                  $11,378                 $13,317
 10/31/95          $12,410                  $11,526                 $13,270
 11/30/95          $12,806                  $11,698                 $13,854
 12/31/95          $12,971                  $11,862                 $14,113
  1/31/96          $13,311                  $11,941                 $14,598
  2/29/96          $13,311                  $11,733                 $14,739
  3/31/96          $13,315                  $11,651                 $14,880
  4/30/96          $13,411                  $11,585                 $15,099
  5/31/96          $13,592                  $11,562                 $15,488
  6/30/96          $13,709                  $11,717                 $15,552
  7/31/96          $13,407                  $11,749                 $14,858
  8/31/96          $13,525                  $11,729                 $15,173
  9/30/96          $14,075                  $11,933                 $16,027
 10/31/96          $14,509                  $12,198                 $16,468
 11/30/96          $15,343                  $12,406                 $17,718
 12/31/96          $15,079                  $12,291                 $17,376
  1/31/97          $15,714                  $12,329                 $18,455
  2/28/97          $15,736                  $12,360                 $18,603
  3/31/97          $15,324                  $12,223                 $17,829
  4/30/97          $15,918                  $12,406                 $18,893
  5/31/97          $16,511                  $12,524                 $20,053
  6/30/97          $16,951                  $12,673                 $20,946

  7/31/97          $18,158                  $13,015                 $22,611
  8/31/97          $17,582                  $12,904                 $21,356
  9/30/97          $18,298                  $13,095                 $22,520
 10/31/97          $18,063                  $13,285                 $21,779
 11/30/97          $18,464                  $13,346                 $22,779
 12/31/97          $18,645                  $13,481                 $23,161
  1/30/98          $18,960                  $13,654                 $23,423
  2/27/98          $19,647                  $13,643                 $25,107
  3/31/98          $20,093                  $13,689                 $26,395
  4/30/98          $20,354                  $13,760                 $26,670
  5/31/98          $20,173                  $13,891                 $26,206
  6/30/98          $20,637                  $14,009                 $27,270
  7/31/98          $20,659                  $14,039                 $26,981
  8/31/98          $19,145                  $14,268                 $23,085
  9/30/98          $20,095                  $14,601                 $24,571
 10/31/98          $21,023                  $14,524                 $26,559
 11/30/98          $21,872                  $14,607                 $28,169
 12/31/98          $22,491                  $14,651                 $29,808
  1/31/99          $22,932                  $14,755                 $31,042
  2/28/99          $22,306                  $14,496                 $30,077
  3/31/99          $22,672                  $14,576                 $31,286
  4/30/99          $23,266                  $14,623                 $32,478
  5/31/99          $22,894                  $14,494                 $31,728
  6/30/99          $23,649                  $14,448                 $33,463
  7/31/99          $23,321                  $14,387                 $32,429
  8/31/99          $23,286                  $14,380                 $32,283
  9/30/99          $22,908                  $14,547                 $31,389
 10/31/99          $23,534                  $14,601                 $33,385
 11/30/99          $23,746                  $14,599                 $34,063
 12/31/99          $24,073                  $14,529                 $36,070
  1/31/00          $23,589                  $14,481                 $34,259
  2/29/00          $23,153                  $14,656                 $33,612
  3/31/00          $24,575                  $14,850                 $36,899
  4/30/00          $24,125                  $14,807                 $35,788
  5/31/00          $23,941                  $14,799                 $35,040
  6/30/00          $24,396                  $15,107                 $35,913
  7/31/00          $24,323                  $15,245                 $35,353
  8/31/00          $25,401                  $15,466                 $37,534
  9/30/00          $24,568                  $15,563                 $35,552
 10/31/00          $24,938                  $15,666                 $35,403
 11/30/00          $23,976                  $15,923                 $32,613
 12/31/00          $24,240                  $16,219                 $32,773
  1/31/01          $25,040                  $16,483                 $33,936
  2/28/01          $23,775                  $16,627                 $30,841
  3/31/01          $23,007                  $16,710                 $28,886
  4/30/01          $24,006                  $16,640                 $31,130
  5/31/01          $24,032                  $16,739                 $31,339
  6/30/01          $23,700                  $16,803                 $30,577
  7/31/01          $23,819                                          $30,275
  8/31/01          $23,152                                          $28,379
  9/30/01          $22,314                                          $26,089
 10/31/01          $22,827                                          $26,588
 11/30/01          $23,603                                          $28,627
 12/31/01          $23,478                                          $28,879


This chart reflects a hypothetical investment of $10,000 with reinvestment of dividends and capital gains. Ratings such as "Aaa" refer to individual bonds and not to the fund.

* Before taxes on distributions or redemption of Fund shares.

                                                          Equity Investment Fund
                                                               December 31, 2001

The Equity Investment Fund invests in common stocks of large, high quality companies. It is diversified among 99 companies across all economic sectors. Individual companies are carefully selected and attractive economic sectors are strategically overweighted compared to the Standard & Poor's 500 Stock Index.

                                                                                         NASDAQ Symbol: MCMEX

Ten Largest Holdings (%)                                                     Sector Weightings (%)
Citigroup, Inc.              4.4    Microsoft Corp.           3.3            Technology                  19.6
General Electric Co.         4.1    J.P. Morgan Chase & Co.   3.0            Financial Services          18.6
Tyco Int'l Ltd. New          3.8    Pfizer, Inc.              2.8            Health Care                 15.0
Int'l Business Machines      3.8    Intel Corp.               2.6            Utilities                    7.9
Fed. Nat'l Mortgage Assn.    3.5    Phillip Morris Cos., Inc. 2.3            Retail                       7.0
                                                             ----            Energy                       6.5
                                                             33.6            Consumer Non-Durables        6.4
Portfolio Characteristics                                                    Multi-Industry               5.5
Price/Earnings Ratio (Trailing) 34.74                                        Capital Goods                5.4
Historical Beta                  0.99                                        Consumer Services            2.6
Weighted Market Cap.       $123.0 bil                                        Raw Materials                2.2
                                                                             Consumer Durables            1.1
Average Annual Returns* (%)                                                  Business Equip. & Services   1.1
Class McMorgan                      One      Three    Five      Since        Transportation               0.7
                                    Year     Years    Years   Inception      Shelter                      0.4
                                    ----     -----    -----   ---------                                 -----
McMorgan Equity Investment Fund    -10.56    -2.26     9.81     14.70                                   100.0
Standard & Poor's 500              -11.88    -1.06    10.69     15.25

Past performance is no guarantee of future results. Due to market volatility, current performance may be less than shown. Investment return and principal value will fluctuate so that upon redemption shares may be more or less than their original cost. Because Class Z shares of the Fund have only been in operation for eleven months prior to the date of this Annual Report, no performance information is provided.

                             Equity Investment Fund

                          July 14, 1994 Inception Date

                       Standard & Poor's                    Equity
                          500 Index                    Investment Fund
                       -----------------               ---------------
    7/14/94                $10,000                         $10,000
    7/31/94                $10,040                         $10,110
    8/31/94                $10,440                         $10,521
    9/30/94                $10,160                         $10,268
   10/31/94                $10,320                         $10,503
   11/30/94                 $9,989                         $10,118
   12/31/94                $10,124                         $10,265
    1/31/95                $10,315                         $10,532
    2/28/95                $10,709                         $10,941
    3/31/95                $10,965                         $11,265
    4/30/95                $11,371                         $11,595
    5/31/95                $11,786                         $12,054
    6/30/95                $12,155                         $12,337
    7/31/95                $12,532                         $12,749
    8/31/95                $12,552                         $12,780
    9/30/95                $13,094                         $13,317
   10/31/95                $13,002                         $13,270
   11/30/95                $13,543                         $13,854
   12/31/95                $13,761                         $14,113
    1/31/96                $14,276                         $14,598
    2/29/96                $14,513                         $14,739
    3/31/96                $14,613                         $14,880
    4/30/96                $14,913                         $15,099
    5/31/96                $15,294                         $15,488
    6/30/96                $15,380                         $15,552
    7/31/96                $14,779                         $14,858
    8/31/96                $15,058                         $15,173
    9/30/96                $15,891                         $16,027
   10/31/96                $16,452                         $16,468
   11/30/96                $17,814                         $17,718
   12/31/96                $17,449                         $17,376
    1/31/97                $18,629                         $18,455
    2/28/97                $18,629                         $18,603
    3/31/97                $17,978                         $17,829
    4/30/97                $18,952                         $18,893
    5/31/97                $20,021                         $20,053

    6/30/97                $20,713                         $20,946
    7/31/97                $22,837                         $22,611
    8/31/97                $21,880                         $21,356
    9/30/97                $23,092                         $22,520
   10/31/97                $22,323                         $21,779
   11/30/97                $23,156                         $22,779
   12/31/97                $23,352                         $23,161
    1/30/98                $23,733                         $23,423
    2/27/98                $25,238                         $25,107
    3/31/98                $26,131                         $26,395
    4/30/98                $26,630                         $26,670
    5/31/98                $26,079                         $26,206
    6/30/98                $26,906                         $27,270
    7/31/98                $26,916                         $26,981
    8/31/98                $23,342                         $23,085
    9/30/98                $24,815                         $24,571
   10/31/98                $26,862                         $26,559
   11/30/98                $28,600                         $28,169
   12/31/98                $29,841                         $29,808
    1/31/99                $30,668                         $31,042
    2/28/99                $29,702                         $30,077
    3/31/99                $30,331                         $31,286
    4/30/99                $31,687                         $32,478
    5/31/99                $31,054                         $31,728
    6/30/99                $32,752                         $33,463
    7/31/99                $32,169                         $32,429
    8/31/99                $32,127                         $32,283
    9/30/99                $31,013                         $31,389
   10/31/99                $32,309                         $33,385
   11/30/99                $32,590                         $34,063
   12/31/99                $33,287                         $36,070
    1/31/00                $32,295                         $34,259
    2/29/00                $31,052                         $33,612
    3/31/00                $34,008                         $36,899
    4/30/00                $33,192                         $35,788
    5/31/00                $32,807                         $35,040
    6/30/00                $33,345                         $35,913
    7/31/00                $33,025                         $35,353
    8/31/00                $35,135                         $37,534
    9/30/00                $32,995                         $35,552
   10/31/00                $33,606                         $35,403
   11/30/00                $31,082                         $32,613
   12/31/00                $31,166                         $32,773
    1/31/01                $32,481                         $33,936
    2/28/01                $29,558                         $30,841
    3/31/01                $27,879                         $28,886
    4/30/01                $30,003                         $31,130
    5/31/01                $29,979                         $31,339
    6/30/01                $29,200                         $30,577
    7/31/01                $28,937                         $30,275
    8/31/01                $27,334                         $28,379
    9/30/01                $25,421                         $26,089
   10/31/01                $26,087                         $26,588
   11/30/01                $27,994                         $28,627
   12/31/01                $27,876                         $28,879

This chart reflects a hypothetical investment of $10,000 with reinvestment of dividends and capital gains.

* Before taxes on distributions or redemption of Fund shares.

McMorgan Funds -- Schedule of Investments (unaudited)         December 31, 2001
--------------------------------------------------------------------------------
Principal Preservation Fund

                                                      Principal
                                                        Amount         Value
                                                     -----------    -----------
FIXED INCOME SECURITIES - 99.97%
U.S. Government Agency Notes - 60.25%
Federal Home Loan Bank - 4.61%
 1.85%, 01/09/2002........................           $ 2,000,000    $ 1,999,178
 4.88%, 01/22/2002........................               350,000        350,257
 6.75%, 02/01/2002........................             2,000,000      2,004,971
 4.00%, 05/09/2002........................             2,000,000      1,999,761
                                                                    -----------
                                                                      6,354,167
                                                                    -----------
Federal Home Loan Mortgage Corporation - 1.70%
 4.02%, 07/02/2002........................             1,000,000      1,000,000
 6.63%, 08/15/2002........................             1,320,000      1,344,349
                                                                    -----------
                                                                      2,344,349
                                                                    -----------
Federal National Mortgage Association -  28.36%
 2.29%, 01/03/2002........................             1,880,000      1,879,761
 2.31%, 01/03/2002........................             8,000,000      7,998,973
 3.34%, 01/03/2002........................             2,500,000      2,499,536
 3.60%, 01/03/2002........................             2,000,000      1,999,600
 1.99%, 01/25/2002........................             2,500,000      2,496,683
 1.82%, 02/07/2002........................             3,000,000      2,994,388
 1.85%, 02/07/2002........................             3,000,000      2,994,296
 3.34%, 02/07/2002........................             2,200,000      2,192,448
 3.95%, 03/22/2002........................             2,000,000      1,982,444
 3.55%, 05/03/2002........................             2,000,000      1,975,939
 1.75%, 05/24/2002........................             4,450,000      4,419,066
 1.78%, 05/30/2002........................             4,000,000      3,970,531
 1.80%, 06/06/2002........................             1,666,000      1,653,005
                                                                    -----------
                                                                     39,056,670
                                                                    -----------
Freddie Mac - 24.13%
 2.05%, 01/03/2002........................             6,900,000      6,899,214
 2.01%, 01/24/2002........................             5,001,000      4,994,578
 1.75%, 01/29/2002........................             4,500,000      4,493,875
 2.02%, 01/31/2002........................             5,000,000      4,991,583
 3.36%, 01/31/2002........................             3,000,000      2,991,600
 3.89%, 05/23/2002........................             1,000,000        984,656
 3.96%, 05/23/2002........................             1,000,000        984,380
 1.85%, 07/26/2002........................             4,000,000      3,957,656
 2.25%, 12/05/2002........................             3,000,000      2,936,625
                                                                    -----------
                                                                     33,234,167
                                                                    -----------
Sallie Mae - 1.45%
 2.75%, 10/25/2002........................             2,000,000      2,000,000
                                                                    -----------
TOTAL U.S. GOVERNMENT AGENCY NOTES
  (Cost $82,989,353)......................                           82,989,353
                                                                    -----------
Commercial Paper - 39.72%
American Express Credit Corp.
 1.80%, 03/21/2002........................             4,000,000      3,984,200
Caterpillar Inc.
 1.75%, 01/25/2002........................             3,795,000      3,790,573
Coca-Cola Enterprises Inc.
 2.30%, 01/17/2002........................             3,000,000      2,996,933
Computer Sciences Corp.
 1.95%, 01/17/2002........................             2,000,000      1,998,267


See accompanying notes to financial statements.

McMorgan Funds -- Schedule of Investments (unaudited)         December 31, 2001
--------------------------------------------------------------------------------
Principal Preservation Fund (continued)

                                                       Principal
                                                        Amount          Value
                                                      -----------   ------------
FIXED INCOME SECURITIES (continued)
Commercial Paper (continued)
Electronic Data Systems Corp.
 1.77%, 03/08/2002 ...............................    $ 3,000,000   $  2,990,265
General Dynamics Corp.
 2.00%, 01/11/2002 ...............................      4,000,000      3,997,778
Goldman Sachs Group, Inc. (The)
 2.48%, 01/04/2002 ...............................      2,000,000      1,999,587
Harley-Davidson Funding Corp.
 1.82%, 02/22/2002 ...............................      4,000,000      3,989,485
Hartford Financial Services Group, Inc.
 1.92%, 01/22/2002 ...............................      3,000,000      2,996,640
Household Finance Corp.
 1.88%, 02/04/2002 ...............................      3,000,000      2,994,673
Kraft Foods Inc.
 1.80%, 01/30/2002 ...............................      3,000,000      2,995,650
 1.73%, 02/08/2002 ...............................      4,000,000      3,992,696
Salomon Smith Barney Holdings, Inc.
 1.90%, 01/09/2002 ...............................      3,000,000      2,998,733
Southern Co. Funding Corp.
 1.89%, 03/01/2002 ...............................      3,000,000      2,990,708
Verizon Global Funding Corp.
 2.30%, 01/14/2002 ...............................      3,000,000      2,997,508
Walgreen Co.
 1.75%, 01/15/2002 ...............................      3,000,000      2,997,958
Wells Fargo & Co.
 2.27%, 01/18/2002 ...............................      4,000,000      3,995,712
                                                                    ------------
TOTAL COMMERCIAL PAPER (Cost $54,707,366) ........                    54,707,366
                                                                    ------------


TOTAL FIXED INCOME SECURITIES* - 99.97%
  (Cost $137,696,719) ............................                   137,696,719
CASH AND OTHER ASSETS NET OF LIABILITIES - 0.03% .                        42,481
                                                                    ------------
NET ASSETS - 100.00% .............................                  $137,739,200
                                                                    ============


* At December 31, 2001, cost is identical for book and federal income tax purposes.


See accompanying notes to financial statements.

McMorgan Funds -- Schedule of Investments (unaudited)         December 31, 2001
--------------------------------------------------------------------------------
Intermediate Fixed Income Fund

                                               Principal
                                                Amount          Value
                                              -----------    -----------
FIXED INCOME SECURITIES - 96.97%
Corporate Bonds - 32.55%
Financial Services - 17.41%
American General Finance Corp.
 5.91%, 06/12/2006........................    $ 3,575,000    $ 3,628,475
Associates Corp. of North America
 7.55%, 07/17/2006........................      1,900,000      2,058,358
Bank of America Corp.
 7.13%, 09/15/2006........................      4,100,000      4,416,659
Boeing Capital Corp.
 5.75%, 02/15/2007........................      1,100,000      1,096,755
Citigroup Inc.
 5.75%, 05/10/2006........................      4,110,000      4,209,643
Ford Motor Credit Corp.
 6.25%, 12/08/2005........................        800,000        795,332
 6.50%, 01/25/2007........................      3,000,000      2,934,987
General Electric Capital Corp.
 6.13%, 02/22/2011........................      2,600,000      2,641,930
General Motors Acceptance Corp.
 6.75%, 01/15/2006........................      1,750,000      1,778,816
 6.15%, 04/05/2007........................      1,250,000      1,231,299
Goldman Sachs Group, Inc.
 7.63%, 08/17/2005........................      2,150,000      2,326,601
Household Finance Corp.
 6.40%, 06/17/2008........................      2,300,000      2,282,076
Lehman Brothers, Inc.
 7.63%, 06/01/2006........................        725,000        779,897
Merrill Lynch & Co., Inc.
 6.00%, 07/15/2005........................        800,000        826,549
Morgan Stanley Dean Witter & Co.
 6.10%, 04/15/2006........................      1,150,000      1,185,093
 6.88%, 03/01/2007........................        575,000        602,479
Salomon, Smith Barney Holdings Inc.
 5.88%, 03/15/2006........................      1,200,000      1,228,436
U.S. Bancorp
 6.88%, 12/01/2004........................      1,680,000      1,779,483
Wells Fargo Co.
 5.90%, 05/21/2006........................      2,500,000      2,580,515
                                                             -----------
                                                              38,383,383
                                                             -----------




See accompanying notes to financial statements.

McMorgan Funds -- Schedule of Investments (unaudited)         December 31, 2001
--------------------------------------------------------------------------------
Intermediate Fixed Income Fund (continued)

                                                        Principal
                                                         Amount         Value
                                                       -----------   -----------
FIXED INCOME SECURITIES (continued)
Corporate Bonds (continued)
Industrial - 14.93%
Alcoa Inc.
 5.88%, 06/01/2006 ................................    $ 1,560,000   $ 1,607,836
AOL Time Warner Inc.
 6.13%, 04/15/2006 ................................      2,700,000     2,757,864
ConAgra Foods, Inc.
 6.00%, 09/15/2006 ................................      1,100,000     1,125,632
Conoco Funding Co.
 6.35%, 10/15/2011 ................................      2,490,000     2,511,815
First Data Corp.
 4.70%, 11/01/2006 ................................      2,200,000     2,150,020
Hewlett-Packard Co.
 5.75%, 12/15/2006 ................................      1,160,000     1,148,328
Kraft Foods Inc.
 4.63%, 11/01/2006 ................................      1,700,000     1,663,193
Northwest Pipeline Corp.
 6.63%, 12/01/2007 ................................        400,000       400,961
Philip Morris Cos., Inc.
 7.50%, 01/15/2002 ................................      1,150,000     1,151,692
 7.25%, 01/15/2003 ................................        800,000       831,112
 6.80%, 12/01/2003 ................................        645,000       678,879
Qwest Capital Funding Inc.
 7.75%, 08/15/2006 ................................      1,500,000     1,542,256
Sears Roebuck Acceptance Corp.
 6.92%, 10/03/2002 ................................        285,000       294,209
Target Corp.
 5.95%, 05/15/2006 ................................      1,000,000     1,031,621
 7.50%, 07/15/2006 ................................      1,975,000     2,171,088
TCI Communications, Inc.
 6.38%, 05/01/2003 ................................      2,500,000     2,568,995
Transcontinental Gas Pipeline
 6.13%, 01/15/2005 ................................      2,000,000     2,043,312
Tyco International Group S.A.
 6.38%, 02/15/2006 ................................      1,000,000     1,021,336
Unilever Capital Corp.
 6.88%, 11/01/2005 ................................        800,000       853,625
Verizon New England, Inc.
 6.50%, 09/15/2011 ................................      1,575,000     1,601,295
WorldCom, Inc.
 8.00%, 05/15/2006 ................................      3,525,000     3,752,288
                                                                     -----------
                                                                      32,907,357
                                                                     -----------
Utilities - 0.21%
Enron Corp.
 8.38%, 05/23/2005 ................................        835,000       162,825
 6.63%, 11/15/2005 ................................      1,580,000       308,100
                                                                     -----------
                                                                         470,925
                                                                     -----------
TOTAL CORPORATE BONDS (Cost $72,952,621) ..........                   71,761,665
                                                                     -----------
U.S. Government Securities - 28.52%
U.S. Government Agency Obligations - 23.26%
Federal Home Loan Mortgage Corporation - 16.00%
 5.99%, 12/01/2003 ................................      1,650,000     1,735,041
 6.65%, 03/10/2004 ................................        500,000       533,783
 5.25%, 01/15/2006 ................................      9,015,000     9,203,143
 5.75%, 04/15/2008 ................................     23,095,000    23,787,850
                                                                     -----------
                                                                      35,259,817
                                                                     -----------

See accompanying notes to financial statements.

McMorgan Funds -- Schedule of Investments (unaudited)         December 31, 2001
--------------------------------------------------------------------------------
Intermediate Fixed Income Fund (continued)

                                                        Principal
                                                         Amount         Value
                                                       -----------   -----------
FIXED INCOME SECURITIES (continued)
U.S. Government Agency Obligations (continued)
Federal National Mortgage Association - 4.62%
 7.00%, 07/15/2005 ................................    $ 2,150,000   $ 2,339,348
 5.50%, 02/15/2006 ................................      3,000,000     3,090,042
 6.38%, 06/15/2009 ................................      2,829,000     2,982,570
 5.50%, 03/15/2011 ................................      1,795,000     1,764,015
                                                                     -----------
                                                                      10,175,975
                                                                     -----------
Federal National Mortgage Association Principal
Strip - 0.88%
 0.00%, 02/15/2008* ...............................      2,710,000     1,948,701
                                                                     -----------
Financing Corporation Coupon Strip - 0.17%
 0.00%, 04/06/2002* ...............................        375,000       372,912
                                                                     -----------
Guaranteed Export Certificates - 0.35%
 6.13%, 06/15/2004 ................................        147,059       150,612
 6.28%, 06/15/2004 ................................        161,765       167,158
 6.55%, 06/15/2004 ................................        441,168       457,138
                                                                     -----------
                                                                         774,908
                                                                     -----------
Resolution Funding Strip - 1.24%
 0.00%, 10/15/2008* ...............................      3,900,000     2,734,232
                                                                     -----------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
  (Cost $49,807,151) ..............................                   51,266,545
                                                                     -----------
U.S. Government Obligations - 5.26%
United States Treasury Notes - 5.26%
 7.88%, 11/15/2004 ................................      2,015,000     2,239,491
 7.00%, 07/15/2006 ................................        960,000     1,061,395
 3.50%, 01/15/2011 ................................      8,329,512     8,303,441
                                                                     -----------
TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost
$11,618,901) ......................................                   11,604,327
                                                                     -----------
Collateralized Mortgage Obligations - 35.90%
Federal Home Loan Bank - 1.30%
 6.09%, 12/23/2002 ................................        500,000       518,309
 5.77%, 02/03/2004 ................................        840,000       879,693
 7.70%, 09/20/2004 ................................        400,000       440,064
 5.49%, 12/22/2008 ................................      1,010,000     1,015,285
                                                                     -----------
                                                                       2,853,351
                                                                     -----------
Federal Home Loan Mortgage Corporation - 26.86%
 6.25%, 09/15/2002 ................................        304,475       307,584
 6.00%, 12/15/2002 ................................        609,997       617,378
 6.50%, 02/25/2003 ................................      1,292,371     1,308,939
 7.00%, 01/15/2004 ................................      1,300,000     1,348,009
 6.00%, 04/15/2004 ................................      1,550,000     1,587,567
 6.50%, 07/15/2004 ................................      1,000,000     1,028,950
 5.50%, 10/15/2005 ................................      3,825,000     3,905,451
 5.25%, 11/15/2005 ................................      2,000,000     2,027,520
 5.50%, 11/15/2005 ................................      1,800,000     1,837,161
 5.75%, 12/15/2005 ................................      2,000,000     2,012,500
 5.50%, 01/15/2006 ................................      4,900,000     4,990,209
 6.00%, 01/15/2006 ................................      2,600,000     2,682,472
 5.75%, 02/15/2006 ................................      1,750,000     1,795,059

See accompanying notes to financial statements.

McMorgan Funds -- Schedule of Investments (unaudited)         December 31, 2001
--------------------------------------------------------------------------------
Intermediate Fixed Income Fund (continued)

                                                       Principal
                                                        Amount          Value
                                                      -----------   ------------
FIXED INCOME SECURITIES (continued)
Collateralized Mortgage Obligations (continued)
Federal Home Loan Mortgage Corporation (continued)
 5.50%, 03/15/2006 ...............................    $ 2,000,000   $  2,032,440
 6.00%, 03/15/2006 ...............................      2,500,000      2,580,465
 6.50%, 04/15/2006 ...............................      1,500,000      1,536,000
 6.00%, 05/15/2006 ...............................      1,450,000      1,487,280
 6.00%, 07/15/2006 ...............................      1,000,000      1,028,510
 6.00%, 07/15/2006 ...............................      1,071,900      1,102,460
 6.00%, 01/15/2007 ...............................      2,550,000      2,531,844
 6.00%, 05/15/2007 ...............................      1,000,000      1,007,413
 6.50%, 09/15/2007 ...............................        500,000        520,175
 5.50%, 12/15/2007 ...............................      3,500,000      3,505,817
 5.50%, 03/15/2008 ...............................      3,300,000      3,302,340
 5.75%, 03/15/2008 ...............................      1,600,000      1,609,328
 6.20%, 06/15/2008 ...............................      1,500,000      1,549,740
 6.00%, 08/15/2008 ...............................      2,500,000      2,534,065
 5.75%, 09/15/2008 ...............................      1,367,421      1,378,552
 6.00%, 10/15/2009 ...............................      3,043,769      3,058,005
 6.00%, 04/15/2012 ...............................      2,000,000      2,008,818
 5.75%, 09/15/2016 ...............................      1,000,000        988,394
                                                                    ------------
                                                                      59,210,445
                                                                    ------------
Federal National Mortgage Association - 7.74%
 6.25%, 10/25/2002 ...............................        198,025        199,865
 5.50%, 01/25/2003 ...............................      1,725,360      1,739,939
 5.50%, 04/25/2003 ...............................        372,801        378,168
 5.75%, 09/18/2004 ...............................      3,300,000      3,367,056
 5.75%, 09/18/2004 ...............................        300,000        306,093
 5.75%, 06/18/2005 ...............................        950,000        956,219
 5.50%, 02/25/2008 ...............................      1,500,000      1,445,395
 6.00%, 04/25/2008 ...............................      1,500,000      1,505,445
 4.75%, 01/25/2009 ...............................      2,075,000      1,991,875
 6.00%, 04/01/2009 ...............................          5,846          5,979
 5.75%, 07/25/2009 ...............................      2,000,000      2,007,902
 6.00%, 09/25/2010 ...............................      1,025,000      1,021,540
 9.00%, 05/25/2018 ...............................         39,591         42,835
 6.00%, 01/25/2032 ...............................      2,100,000      2,104,599
                                                                    ------------
                                                                      17,072,910
                                                                    ------------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
  (Cost $76,887,176) .............................                    79,136,706
                                                                    ------------
TOTAL FIXED INCOME SECURITIES - 96.97%
  (Cost $211,265,849)(1) .........................                   213,769,243
CASH AND OTHER ASSETS NET OF LIABILITIES - 3.03% .                     6,685,955
                                                                    ------------
NET ASSETS - 100.00% .............................                  $220,455,198
                                                                    ============
(1) Aggregate cost for federal income tax purposes
    is $211,265,849 and net unrealized appreciation
    is as follows:
      Gross unrealized appreciation...............                  $  5,320,761
      Gross unrealized depreciation...............                    (2,817,367)
                                                                    ------------
      Net unrealized appreciation.................                  $  2,503,394
                                                                    ============

* Zero coupon bond

See accompanying notes to financial statements.

McMorgan Funds -- Schedule of Investments (unaudited)         December 31, 2001
--------------------------------------------------------------------------------
Fixed Income Fund

                                                                       Principal
                                                           Amount        Value
                                                          ---------   ----------
FIXED INCOME SECURITIES - 98.84%
Corporate Bonds - 34.72%
Financial Services - 14.49%
American General Finance Corp.
 5.91%, 06/12/2006 ...................................    $ 515,000   $  522,703
Bank of America Corp.
 7.50%, 09/15/2006 ...................................      300,000      323,763
Beneficial Corp.
 6.75%, 07/20/2004 ...................................      100,000      104,766
Boeing Capital Corp.
 5.75%, 02/15/2007 ...................................      160,000      159,528
Citigroup Inc.
 7.25%, 10/01/2010 ...................................      770,000      825,196
General Motors Acceptance Corp.
 6.75%, 01/15/2006 ...................................       50,000       50,823
 6.13%, 01/22/2008 ...................................       70,000       67,902
 6.88%, 09/15/2011 ...................................      505,000      494,677
Household Finance Corp.
 7.65%, 05/15/2007 ...................................      100,000      106,657
 6.40%, 06/17/2008 ...................................      210,000      208,814
 6.75%, 05/15/2011 ...................................      150,000      148,831
Lehman Brothers, Inc.
 7.63%, 06/01/2006 ...................................       80,000       86,058
Merrill Lynch & Co., Inc.
 6.00%, 02/17/2009 ...................................      150,000      149,372
Morgan Stanley Dean Witter & Co.
 6.88%, 03/01/2007 ...................................      275,000      288,143
U.S. Bank of North America
 6.38%, 08/01/2011 ...................................      550,000      554,796
Wells Fargo & Co.
 5.90%, 05/21/2006 ...................................      300,000      309,662
 6.25%, 04/15/2008 ...................................      105,000      108,618
                                                                      ----------
                                                                       4,510,309
                                                                      ----------
Industrial - 20.00%
Alcoa Inc.
 6.50%, 06/01/2011 ...................................      180,000      185,811
AOL Time Warner Inc.
 6.75%, 04/15/2011 ...................................      385,000      394,528

See accompanying notes to financial statements.

McMorgan Funds -- Schedule of Investments (unaudited)         December 31, 2001
--------------------------------------------------------------------------------
Fixed Income Fund (continued)

                                                        Principal
                                                          Amount        Value
                                                        ----------   -----------
FIXED INCOME SECURITIES (continued)
Corporate Bonds (continued)
Industrial (continued)
Citizens Communications Co.
 7.63%, 08/15/2008 .................................    $  105,000   $   107,376
ConAgra Foods, Inc.
 6.75%, 09/15/2011 .................................       115,000       117,490
Conoco Funding Co.
 6.35%, 10/15/2011 .................................       380,000       383,329
First Data Corp.
 5.63%, 11/01/2011 .................................       200,000       191,147
Ford Motor Credit Co.
 6.50%, 01/25/2007 .................................       430,000       420,681
 6.38%, 11/05/2008 .................................       300,000       283,644
Hewlett-Packard Co.
 5.75%, 12/15/2006 .................................       165,000       163,340
Kraft Foods Inc.
 5.63%, 11/01/2011 .................................       140,000       135,773
Northwest Pipeline Corp.
 6.63%, 12/01/2007 .................................       540,000       541,298
Philip Morris Cos., Inc.
 7.50%, 01/15/2002 .................................       175,000       175,257
 6.80%, 12/01/2003 .................................        50,000        52,626
Qwest Capital Funding Inc.
 7.00%, 08/03/2009 .................................       440,000       427,371
Raytheon Co.
 6.30%, 03/15/2005 .................................       375,000       386,865
Sears, Roebuck & Co.
 6.25%, 01/15/2004 .................................        50,000        51,701
 6.13%, 01/15/2006 .................................       100,000       101,092
 6.70%, 11/15/2006 .................................       400,000       412,038
Target Corp.
 7.50%, 08/15/2010 .................................       430,000       474,580
TCI Communications, Inc.
 6.88%, 02/15/2006 .................................       300,000       306,243
Tyco International Ltd.
 6.38%, 10/15/2011 .................................       150,000       146,539
Unilever Capital Corp.
 6.88%, 11/01/2005 .................................       100,000       106,703
Verizon Pennsylvania
 5.65%, 11/15/2011 .................................       150,000       143,806
WorldCom, Inc.
 7.50%, 05/15/2011 .................................       500,000       514,337
                                                                     -----------
                                                                       6,223,575
                                                                     -----------
Utilities - 0.23%
Enron Corp.
 6.63%, 11/15/2005 .................................       375,000        73,125
                                                                     -----------
TOTAL CORPORATE BONDS (Cost $11,005,856) ...........                  10,807,009
                                                                     -----------
U.S. Government Securities - 22.82%
U.S. Government Agency Obligations - 17.32%
Federal National Mortgage Association - 12.18%
 6.38%, 06/15/2009 .................................     1,220,000     1,286,226
 5.50%, 03/15/2011 .................................     2,550,000     2,505,982
                                                                     -----------
                                                                       3,792,208
                                                                     -----------
Financing Corporation Coupon Strip - 0.89%
 0.00%, 05/11/2018* ................................       400,000       132,896
 0.00%, 04/05/2019* ................................       455,000       142,396
                                                                     -----------
                                                                         275,292
                                                                     -----------
Guaranteed Export Certificates - 0.06%
 6.13%, 06/15/2004 .................................        17,647        18,073
                                                                     -----------

See accompanying notes to financial statements.

McMorgan Funds -- Schedule of Investments (unaudited)         December 31, 2001
--------------------------------------------------------------------------------
Fixed Income Fund (continued)

                                                         Principal
                                                          Amount         Value
                                                        -----------   ----------
FIXED INCOME SECURITIES (continued)
U.S. Government Agency Obligations (continued)
Resolution Funding Corporation Strip - 3.35%
 0.00%, 04/15/2016* ................................    $ 2,345,000   $  948,862
 0.00%, 04/15/2017* ................................        250,000       94,316
                                                                      ----------
                                                                       1,043,178
                                                                      ----------
Tennessee Valley Authority - 0.84%
 6.25%, 12/15/2017 .................................        260,000      261,497
                                                                      ----------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
  (Cost $5,480,572).................................                   5,390,248
                                                                      ----------
U.S. Government Obligations - 5.50%
United States Treasury Bonds - 4.84%
 7.50%, 11/15/2016 .................................        532,000      629,090
 3.38%, 04/15/2032 .................................        890,000      877,487
                                                                      ----------
                                                                       1,506,577
                                                                      ----------
United States Treasury Notes - 0.66%
 3.50%, 01/15/2011 .................................        204,466      203,826
                                                                      ----------
TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost $1,620,373)                    1,710,403
                                                                      ----------
Collateralized Mortgage Obligations - 41.30%
Federal Home Loan Mortgage Corporation - 31.06%
 6.50%, 01/15/2003 .................................        200,000      204,214
 5.75%, 12/15/2005 .................................        600,000      603,750
 5.75%, 02/15/2006 .................................        550,000      555,651
 5.75%, 03/15/2006 .................................        300,000      300,948
 6.00%, 05/15/2006 .................................        400,000      402,627
 6.00%, 05/15/2006 .................................        500,000      501,640
 5.25%, 01/15/2007 .................................        700,000      696,452
 5.95%, 05/15/2007 .................................        500,000      513,055
 5.50%, 10/15/2007 .................................        200,000      198,506
 5.50%, 12/15/2007 .................................        700,000      701,163
 6.00%, 12/15/2007 .................................        100,000      101,205
 6.00%, 12/15/2007 .................................        300,000      303,423
 6.10%, 02/15/2008 .................................        200,000      204,052
 5.75%, 03/15/2008 .................................        700,000      704,081
 6.00%, 03/15/2008 .................................        700,000      704,614
 5.75%, 06/15/2008 .................................        200,000      200,042
 6.20%, 06/15/2008 .................................        100,000      103,316
 6.50%, 01/15/2009 .................................        200,000      205,452
 6.00%, 01/15/2011 .................................        191,063      187,211
 6.00%, 09/15/2012 .................................      1,000,000      993,920
 6.00%, 04/15/2013 .................................         35,000       34,814
 6.00%, 06/15/2014 .................................        750,000      744,428
 5.75%, 09/15/2016 .................................        510,000      504,081
                                                                      ----------
                                                                       9,668,645
                                                                      ----------
Federal National Mortgage Association - 10.24%
 6.00%, 09/25/2007 .................................        150,000      152,425
 5.50%, 02/25/2008 .................................        700,000      674,518
 5.75%, 04/25/2008 .................................        500,000      497,105
 6.00%, 04/25/2008 .................................        200,000      200,726
 5.25%, 12/25/2008 .................................        225,000      221,146

See accompanying notes to financial statements.

McMorgan Funds -- Schedule of Investments (unaudited)         December 31, 2001
--------------------------------------------------------------------------------
Fixed Income Fund (continued)

                                                         Principal
                                                          Amount        Value
                                                         ---------   -----------
FIXED INCOME SECURITIES (continued)
Collateralized Mortgage Obligations (continued)
Federal National Mortgage Association (continued)
 4.75%, 01/25/2009 ..................................    $ 625,000   $   599,963
 5.75%, 07/25/2009 ..................................      200,000       200,790
 6.00%, 12/25/2009 ..................................      250,000       249,938
 6.00%, 02/25/2010 ..................................      145,000       144,690
 6.00%, 02/25/2013 ..................................      250,000       245,035
                                                                     -----------
                                                                       3,186,336
                                                                     -----------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
  (Cost $12,614,142).................................                 12,854,981
                                                                     -----------
TOTAL FIXED INCOME SECURITIES - 98.84%
  (Cost $30,720,943)(1)..............................                 30,762,641
CASH AND OTHER ASSETS NET OF LIABILITIES - 1.16% ....                    361,330
                                                                     -----------
NET ASSETS - 100.00% ................................                $31,123,971
                                                                     ===========
(1) Aggregate cost for federal income tax purposes is
    $30,721,807 and net unrealized appreciation is as
    follows:
      Gross unrealized appreciation..................                $   592,781
      Gross unrealized depreciation.......... .......                   (551,947)
                                                                     -----------
      Net unrealized appreciation........... ........                $    40,834
                                                                     ===========

*Zero coupon bond


See accompanying notes to financial statements.

McMorgan Funds -- Schedule of Investments (unaudited)         December 31, 2001
--------------------------------------------------------------------------------
Balanced Fund

                                                    Shares      Value
                                                   ------    -----------
COMMON STOCKS - 60.41%
Business Equipment and Services - 0.68%
Automatic Data Processing, Inc.................    13,900    $   818,710
Paychex, Inc...................................    12,500        438,000
                                                             -----------
                                                               1,256,710
                                                             -----------
Capital Goods - 3.28%
Emerson Electric Co............................    16,100        919,310
PPG Industries, Inc............................    16,900        874,068
Tyco International Ltd.........................    72,696      4,281,794
                                                             -----------
                                                               6,075,172
                                                             -----------
Consumer Durables - 0.65%
Ford Motor Co..................................    41,765        656,546
General Motors Corp............................    11,100        539,460
                                                             -----------
                                                               1,196,006
                                                             -----------
Consumer Non-Durables - 3.89%
Anheuser-Busch Cos.............................    15,600        705,276
Eastman Kodak Co...............................     6,700        197,181
Kimberly-Clark Corp............................    10,200        609,960
PepsiCo, Inc...................................    27,800      1,353,582
Philip Morris Cos., Inc........................    54,800      2,512,580
Procter & Gamble Co............................    11,800        933,734
Sara Lee Corp..................................    39,900        886,977
                                                             -----------
                                                               7,199,290
                                                             -----------
Consumer Services - 1.60%
AOL Time Warner, Inc...........................    48,600      1,560,060
Disney (Walt) Co...............................    26,800        555,296
Knight-Ridder, Inc.............................    13,200        857,076
                                                             -----------
                                                               2,972,432
                                                             -----------
Energy - 3.83%
BP Amoco Plc...................................    24,622      1,145,169
Burlington Resources Inc.......................     9,750        366,015
ChevronTexaco Corp.............................    23,167      2,075,995
Exxon Mobil Corp...............................    49,306      1,937,726
Royal Dutch Petroleum Co.......................    11,000        539,220
Schlumberger, Ltd..............................    18,900      1,038,555
                                                             -----------
                                                               7,102,680
                                                             -----------
Financial Services - 11.28%
Allstate Corp..................................    12,200        411,140
American International Group, Inc..............    26,477      2,102,275
Bank of America Corp...........................    40,326      2,538,522
Bank One Corp..................................    14,700        574,035
Chubb Corp.....................................    16,000      1,104,000
Citigroup Inc..................................    98,432      4,968,847
Fannie Mae.....................................    50,800      4,038,600
JP Morgan Chase & Co., Inc.....................    89,216      3,243,002
U.S. Bancorp...................................    51,137      1,070,297
Wachovia Corp..................................    27,700        868,672
                                                             -----------
                                                              20,919,390
                                                             -----------
Health Care - 9.05%
Baxter International Inc.......................    28,900      1,549,907
Bristol-Myers Squibb Co........................    25,800      1,315,800


See accompanying notes to financial statements.

McMorgan Funds -- Schedule of Investments (unaudited)         December 31, 2001
--------------------------------------------------------------------------------
Balanced Fund (continued)

                                                           Shares       Value
                                                           -------   -----------
COMMON STOCKS (continued)
Health Care (continued)
Cardinal Health, Inc. .................................      1,500   $    96,990
HCA Corp. .............................................     13,125       505,838
Johnson & Johnson .....................................     44,378     2,622,740
Lilly (Eli) & Co. .....................................     19,400     1,523,676
Merck & Co., Inc. .....................................     33,000     1,940,400
Pfizer, Inc. ..........................................     77,475     3,087,379
Pharmacia Corp. .......................................     28,600     1,219,790
Schering-Plough Corp. .................................     42,600     1,525,506
UnitedHealth Group Inc. ...............................     18,350     1,298,630
Zimmer Holdings, Inc. .................................      2,730        83,374
                                                                     -----------
                                                                      16,770,030
                                                                     -----------
Multi - Industry - 3.33%
General Electric Co. ..................................    113,800     4,561,104
Honeywell International, Inc. .........................     20,875       705,992
Minnesota Mining & Manufacturing Co. ..................      7,700       910,217
                                                                     -----------
                                                                       6,177,313
                                                                     -----------
Raw Materials - 1.36%
Alcoa Inc. ............................................     30,200     1,073,610
Dow Chemical Co. ......................................     23,200       783,696
Du Pont (E.I.) de Nemours & Co. .......................     15,785       671,020
                                                                     -----------
                                                                       2,528,326
                                                                     -----------
Retail - 4.23%
Albertson's, Inc. .....................................     33,350     1,050,191
Costco Wholesale Corp.* ...............................     15,400       683,452
Home Depot, Inc. (The) ................................     25,000     1,275,250
Kroger Co. ............................................     25,300       528,011
May Department Stores Co. .............................     22,625       836,672
Penney (J.C.) Co., Inc. ...............................     17,200       462,680
Sears, Roebuck & Co. ..................................     10,200       485,928
Walgreen Co. ..........................................     25,900       871,794
Wal-Mart Stores, Inc. .................................     28,600     1,645,930
                                                                     -----------
                                                                       7,839,908
                                                                     -----------
Shelter - 0.19%
Georgia-Pacific Group .................................     12,600       347,886
                                                                     -----------
Technology - 11.83%
ADC Telecommunications, Inc.* .........................     10,900        50,140
Agilent Technologies, Inc.* ...........................      9,943       283,475
Applied Materials, Inc.* ..............................     13,200       529,320
BMC Software, Inc.* ...................................     15,700       257,009
Cisco Systems, Inc.* ..................................     95,600     1,731,316
Compaq Computer Corp. .................................     58,934       575,196
Comverse Technology, Inc.* ............................     21,100       472,007
Conexant Systems, Inc.* ...............................      3,700        53,132
Dell Computer Corp.* ..................................     20,800       565,344
EMC Corp.* ............................................     47,300       635,712
Hewlett-Packard Co. ...................................     48,300       992,082
Intel Corp. ...........................................     96,200     3,025,490



See accompanying notes to financial statements.

McMorgan Funds -- Schedule of Investments (unaudited)         December 31, 2001
--------------------------------------------------------------------------------
Balanced Fund (continued)

                                                           Shares       Value
                                                           ------   ------------
COMMON STOCKS (continued)
Technology (continued)
International Business Machines Corp. .................    35,500   $  4,294,080
JDS Uniphase Corp.* ...................................    24,200        211,266
Lucent Technologies Inc. ..............................    38,828        244,228
Microsoft Corp. .......................................    55,800      3,697,866
Motorola, Inc. ........................................    71,350      1,071,677
Nortel Networks Corp. .................................    24,300        182,250
Novellus Systems, Inc.* ...............................     5,400        213,030
Parametric Technology Corp.* ..........................    31,300        244,453
Solectron Corp.* ......................................    30,500        344,040
Sun Microsystems, Inc.* ...............................    41,500        512,110
Teradyne, Inc.* .......................................     3,200         96,448
Texas Instruments, Inc. ...............................    30,300        848,400
VERITAS Software Corp.* ...............................    15,139        678,530
Xilinx, Inc. ..........................................     2,900        113,245
                                                                    ------------
                                                                      21,921,846
                                                                    ------------
Transportation - 0.49%
AMR Corp.* ............................................    15,500        343,635
CSX Corp. .............................................    16,100        564,305
                                                                    ------------
                                                                         907,940
                                                                    ------------
Utilities - 4.72%
AT&T Corp. ............................................    25,225        457,582
AT&T Wireless Services, Inc. ..........................     8,117        116,641
El Paso Corp. .........................................    16,500        736,065
Entergy Corp. .........................................    15,400        602,294
Exelon Corp. ..........................................    20,012        958,175
SBC Communications Inc. ...............................    53,934      2,112,595
TXU Corp. .............................................     5,800        273,470
Verizon Communications Inc. ...........................    32,342      1,534,951
Vodafone Group Plc. ...................................    47,000      1,206,960
WorldCom, Inc.- WorldCom Group* .......................    52,513        739,383
                                                                    ------------
                                                                       8,738,116
                                                                    ------------
TOTAL COMMON STOCKS (Cost $112,145,713) ...............              111,953,045
                                                                    ------------

See accompanying notes to financial statements.

McMorgan Funds -- Schedule of Investments (unaudited)         December 31, 2001
--------------------------------------------------------------------------------
Balanced Fund (continued)



                                                        Principal
                                                          Amount        Value
                                                        ----------   -----------
FIXED INCOME SECURITIES - 37.54%
Corporate Bonds - 12.01%
Financial Services - 6.00%
American General Finance Corp.
 5.91%, 06/12/2006 .................................    $  600,000   $   608,975
Bank of America Corp.
 7.50%, 09/15/2006 .................................       275,000       296,782
 6.38%, 02/15/2008 .................................     1,125,000     1,150,740
Beneficial Corp.
 6.96%, 02/13/2006 .................................       150,000       155,792
Boeing Capital Corp.
 5.75%, 02/15/2007 .................................       350,000       348,967
Citigroup Inc.
 7.25%, 10/01/2010 .................................     2,000,000     2,143,366
First Data Corp.
 5.63%, 11/01/2011 .................................       440,000       420,523
General Motors Acceptance Corp.
 6.15%, 04/05/2007 .................................     1,240,000     1,221,448
 6.88%, 09/15/2011 .................................       400,000       391,824
Household Finance Corp.
 7.65%, 05/15/2007 .................................       200,000       213,314
 6.40%, 06/17/2008 .................................       150,000       148,831
 6.75%, 05/15/2011 .................................       700,000       696,046
 6.38%, 10/15/2011 .................................       140,000       135,452
Lehman Brothers, Inc.
 7.63%, 06/01/2006 .................................       520,000       559,374
Merrill Lynch & Co., Inc.
 6.00%, 07/15/2005 .................................        25,000        25,830
 6.00%, 02/17/2009 .................................       240,000       238,996
Morgan Stanley Dean Witter & Co.
 6.88%, 03/01/2007 .................................       720,000       754,409
Transamerica Corp.
 6.75%, 11/15/2006 .................................       190,000       200,193
U.S. Bank of North America
 6.38%, 08/01/2011 .................................     1,295,000     1,306,292
Wells Fargo & Co.
 6.25%, 04/15/2008 .................................       100,000       103,446
                                                                     -----------
                                                                      11,120,600
                                                                     -----------
Industrial - 5.93%
Alcoa Inc.
 6.50%, 06/01/2011 .................................       430,000       443,883
AOL Time Warner Inc.
 6.75%, 04/15/2011 .................................       910,000       932,520
Citizens Communications Co.
 7.63%, 08/15/2008 .................................       250,000       255,657
ConAgra Foods, Inc.
 6.75%, 09/15/2011 .................................       270,000       275,846
Conoco Funding Co.
 6.35%, 10/15/2011 .................................       860,000       867,534
Ford Motor Credit Co.
 6.55%, 07/07/2003 .................................       125,000       127,995
 6.50%, 01/25/2007 .................................       350,000       342,415
 6.38%, 11/05/2008 .................................       715,000       676,018
 7.38%, 10/28/2009 .................................       500,000       492,459
Hewlett-Packard Co.
 5.75%, 12/15/2006 .................................       365,000       361,327

See accompanying notes to financial statements.

McMorgan Funds -- Schedule of Investments (unaudited)         December 31, 2001
--------------------------------------------------------------------------------
Balanced Fund (continued)



                                                        Principal
                                                         Amount         Value
                                                       -----------   -----------
FIXED INCOME SECURITIES (continued)
Corporate Bonds (continued)
Industrial (continued)
Kraft Foods Inc.
 5.63%, 11/01/2011 ................................    $   305,000   $   295,792
Northwest Pipeline Corp.
 6.63%, 12/01/2007 ................................        750,000       751,802
Philip Morris Cos., Inc.
 6.38%, 02/01/2006 ................................         25,000        25,645
Qwest Capital Funding Inc.
 7.00%, 08/03/2009 ................................        900,000       874,168
Raytheon Co.
 6.30%, 03/15/2005 ................................        725,000       747,938
Sears Roebuck Acceptance Corp.
 6.90%, 08/01/2003 ................................        115,000       120,060
 6.13%, 01/15/2006 ................................         50,000        50,546
Target Corp.
 7.50%, 08/15/2010 ................................        600,000       662,204
TCI Communications, Inc.
 6.88%, 02/15/2006 ................................        395,000       403,220
Transcontinental Gas Pipeline
 6.13%, 01/15/2005 ................................        240,000       245,197
 6.25%, 01/15/2008 ................................        400,000       393,379
Tyco International Ltd.
 6.38%, 10/15/2011 ................................        355,000       346,809
Unilever Capital Corp.
 6.88%, 11/01/2005 ................................        400,000       426,812
Verizon Pennsylvania
 5.65%, 11/15/2011 ................................         60,000        57,522
WorldCom, Inc.
 7.50%, 05/15/2011 ................................        800,000       822,940
                                                                     -----------
                                                                      10,999,688
                                                                     -----------
Utilities - 0.08%
Enron Corp.
 6.63%, 11/15/2005 ................................        725,000       141,375
                                                                     -----------
TOTAL CORPORATE BONDS (Cost $22,582,010) ..........                   22,261,663
                                                                     -----------
U.S. Government Securities - 25.53%
U.S. Government Agency Obligations - 8.71%
Aid-Israel - 0.14%
 0.00%, 08/15/2012** ..............................        495,000       262,271
                                                                     -----------
Federal National Mortgage Association - 7.00%
 5.50%, 03/15/2011 ................................     13,185,000    12,957,401
                                                                     -----------
Financing Corporation Strip - 0.26%
 0.00%, 04/06/2018** ..............................        342,000       114,441
 0.00%, 05/11/2018** ..............................        180,000        59,803
 0.00%, 04/05/2019** ..............................        965,000       302,004
                                                                     -----------
                                                                         476,248
                                                                     -----------
Resolution Funding Strip - 1.23%
 0.00%, 04/15/2016** ..............................      5,655,000     2,288,194
                                                                     -----------
Tennessee Valley Authority - 0.08%
 6.25%, 12/15/2017 ................................        155,000       155,892
                                                                     -----------
TOTAL U.S GOVERNMENT AGENCY OBLIGATIONS (Cost
$16,701,686) ......................................                   16,140,006
                                                                     -----------

See accompanying notes to financial statements.

McMorgan Funds -- Schedule of Investments (unaudited)         December 31, 2001
--------------------------------------------------------------------------------
Balanced Fund (continued)

                                                        Principal
                                                         Amount         Value
                                                       -----------   -----------
FIXED INCOME SECURITIES (continued)
U.S. Government Obligations - 1.73%
United States Treasury Bonds - 1.18%
 3.38%, 04/15/2032 ................................    $ 2,220,000   $ 2,188,787
                                                                     -----------
United States Treasury Notes - 0.55%
 3.50%, 01/15/2011 ................................      1,022,330     1,019,130
                                                                     -----------
TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost
$3,216,827) .......................................                    3,207,917
                                                                     -----------
Collateralized Mortgage Obligations - 15.09%
Federal Home Loan Mortgage Corporation - 9.96%
 6.25%, 09/15/2002 ................................         30,448        30,758
 6.50%, 01/15/2003 ................................        185,000       188,898
 7.00%, 10/15/2003 ................................        150,000       154,888
 6.50%, 01/15/2005 ................................        500,000       513,110
 6.50%, 06/15/2005 ................................        300,000       308,643
 5.95%, 09/15/2005 ................................        300,000       306,726
 5.75%, 12/15/2005 ................................        680,000       684,250
 5.50%, 01/15/2006 ................................        200,000       203,682
 5.50%, 03/15/2006 ................................      1,000,000     1,016,220
 5.75%, 03/15/2006 ................................        300,000       300,948
 6.00%, 05/15/2006 ................................        500,000       503,284
 6.00%, 05/15/2006 ................................        500,000       514,870
 5.25%, 01/15/2007 ................................      1,000,000       994,931
 5.95%, 05/15/2007 ................................        700,000       718,277
 5.75%, 09/15/2007 ................................        225,000       224,564
 5.50%, 10/15/2007 ................................        500,000       496,265
 5.50%, 12/15/2007 ................................      1,300,000     1,302,161
 6.00%, 12/15/2007 ................................      1,050,000     1,062,653
 6.00%, 12/15/2007 ................................        400,000       404,564
 5.50%, 02/15/2008 ................................      1,500,000     1,483,410
 6.10%, 02/15/2008 ................................        100,000       102,026
 5.50%, 03/15/2008 ................................        500,000       495,145
 5.75%, 03/15/2008 ................................      1,000,000     1,005,830
 6.00%, 03/15/2008 ................................      1,142,000     1,149,528
 6.25%, 03/15/2008 ................................         23,561        24,111
 6.00%, 04/15/2008 ................................        500,000       505,897
 5.75%, 06/15/2008 ................................        900,000       900,189
 6.50%, 01/15/2010 ................................        300,000       310,062
 6.00%, 01/15/2011 ................................        582,741       570,993
 6.00%, 04/15/2012 ................................        150,000       150,661
 6.00%, 09/15/2012 ................................        125,000       124,240
 6.00%, 04/15/2013 ................................        100,000        99,470
 6.00%, 06/15/2014 ................................        500,000       496,285
 5.75%, 09/15/2016 ................................      1,100,000     1,087,233
                                                                     -----------
                                                                      18,434,772
                                                                     -----------
Federal National Mortgage Association - 4.94%
 6.75%, 02/25/2004 ................................        100,000       103,791
 6.50%, 06/18/2005 ................................        450,000       463,752
 6.50%, 12/25/2005 ................................        350,000       360,752
 6.00%, 08/25/2007 ................................         50,000        51,240
 6.50%, 10/25/2007 ................................      1,000,000     1,022,760
 5.50%, 02/25/2008 ................................      1,000,000       963,597
 5.75%, 04/25/2008 ................................      1,450,000     1,441,605
 6.00%, 05/25/2008 ................................        950,000       958,256

See accompanying notes to financial statements.

McMorgan Funds -- Schedule of Investments (unaudited)         December 31, 2001
--------------------------------------------------------------------------------
Balanced Fund (continued)



                                                       Principal
                                                         Amount         Value
                                                       ----------   ------------
FIXED INCOME SECURITIES (continued)
Collateralized Mortgage Obligations (continued)
Federal National Mortgage Association (continued)
 5.25%, 12/25/2008 ................................    $  500,000   $    491,436
 6.00%, 12/25/2009 ................................       500,000        499,876
 6.00%, 02/25/2010 ................................       410,000        409,123
 6.00%, 02/25/2011 ................................       326,704        329,877
 5.25%, 10/25/2011 ................................       590,662        576,043
 6.00%, 04/25/2013 ................................     1,500,000      1,489,317
                                                                    ------------
                                                                       9,161,425
                                                                    ------------
Government National Mortgage Association - 0.19%
 6.00%, 07/20/2008 ................................       350,000        355,443
                                                                    ------------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
  (Cost $27,237,350) ..............................                   27,951,640
                                                                    ------------
TOTAL FIXED INCOME SECURITIES (Cost $69,737,873) ..                   69,561,226
                                                                    ------------
TOTAL INVESTMENTS - 97.95% (Cost $181,883,586)(1)..                  181,514,271
CASH AND OTHER ASSETS NET OF LIABILITIES - 2.05% ..                    3,795,776
                                                                    ------------
NET ASSETS - 100.00% ..............................                 $185,310,047
                                                                    ============
(1) Aggregate cost for federal income tax purposes is
    $182,012,265 and net unrealized depreciation is
    as follows:
     Gross unrealized appreciation.................                 $ 17,658,721
     Gross unrealized depreciation.................                  (18,156,715)
                                                                    ------------
     Net unrealized depreciation...................                 $   (497,994)
                                                                    ============

*Non-dividend paying stock

**Zero coupon bond


See accompanying notes to financial statements.

McMorgan Funds -- Schedule of Investments (unaudited)         December 31, 2001
--------------------------------------------------------------------------------
Equity Investment Fund

                                                   Shares      Value
                                                  -------    -----------
COMMON STOCKS - 98.61%
Business Equipment & Services - 1.11%
Automatic Data Processing, Inc................     28,000    $ 1,649,200
Paychex, Inc..................................     25,500        893,520
                                                             -----------
                                                               2,542,720
                                                             -----------
Capital Goods - 5.31%
Emerson Electric Co...........................     33,800      1,929,980
PPG Industries, Inc...........................     32,000      1,655,040
Tyco International, Ltd.......................    146,300      8,617,070
                                                             -----------
                                                              12,202,090
                                                             -----------
Consumer Durables - 1.07%
Ford Motor Co.................................     89,760      1,411,027
General Motors Corp...........................     21,800      1,059,480
                                                             -----------
                                                               2,470,507
                                                             -----------
Consumer Non-Durables - 6.29%
Anheuser-Busch Cos., Inc......................     35,000      1,582,350
Eastman Kodak Co..............................      9,450        278,113
Kimberly-Clark Corp...........................     21,100      1,261,780
PepsiCo, Inc..................................     54,450      2,651,171
Philip Morris Cos., Inc.......................    114,400      5,245,240
Procter & Gamble Co...........................     23,100      1,827,903
Sara Lee Corp.................................     72,400      1,609,452
                                                             -----------
                                                              14,456,009
                                                             -----------
Consumer Services - 2.56%
AOL Time Warner, Inc.*........................    102,400      3,287,040
Disney (Walt) Co..............................     54,325      1,125,614
Knight-Ridder, Inc............................     22,800      1,480,404
                                                             -----------
                                                               5,893,058
                                                             -----------
Energy - 6.40%
BP PLC........................................     52,250      2,430,147
Burlington Resources, Inc.....................     20,500        769,570
ChevronTexaco Corp............................     46,943      4,206,562
Exxon Mobil Corp..............................    101,600      3,992,880
Royal Dutch Petroleum Co......................     20,350        997,557
Schlumberger, Ltd.............................     42,150      2,316,143
                                                             -----------
                                                              14,712,859
                                                             -----------
Financial Services - 18.37%
Allstate Corp.................................     26,800        903,160
American International Group, Inc.............     54,250      4,307,450
Bank of America Corp..........................     82,325      5,182,359
Bank One Corp.................................     23,900        933,295
Chubb Corp....................................     31,380      2,165,220
Citigroup, Inc................................    198,408     10,015,636
Fannie Mae....................................    100,800      8,013,600
JP Morgan Chase & Co. Inc.....................    183,850      6,682,947
U.S. Bancorp..................................    109,629      2,294,535
Wachovia Corp.................................     54,600      1,712,256
                                                             -----------
                                                              42,210,458
                                                             -----------
Health Care - 14.86%
Baxter International, Inc.....................     57,400      3,078,362
Bristol-Myers Squibb Co.......................     50,300      2,565,300


See accompanying notes to financial statements.

McMorgan Funds -- Schedule of Investments (unaudited)         December 31, 2001
--------------------------------------------------------------------------------
Equity Investment Fund (continued)

                                                           Shares       Value
                                                           -------   -----------
COMMON STOCKS (continued)
Health Care - (continued)
Cardinal Health, Inc. .................................      4,100   $   265,106
HCA Inc. ..............................................     31,750     1,223,645
Johnson & Johnson .....................................     88,260     5,216,166
Lilly (Eli) & Co. .....................................     38,000     2,984,520
Merck & Co., Inc. .....................................     68,595     4,033,386
Pfizer, Inc. ..........................................    158,725     6,325,191
Pharmacia Corp. .......................................     57,300     2,443,845
Schering-Plough Corp. .................................     87,200     3,122,632
UnitedHealth Group, Inc. ..............................     38,500     2,724,645
Zimmer Holdings, Inc.* ................................      5,400       164,916
                                                                     -----------
                                                                      34,147,714
                                                                     -----------
Multi-Industry - 5.38%
General Electric Co. ..................................    230,300     9,230,424
Honeywell International, Inc. .........................     41,900     1,417,058
Minnesota Mining & Manufacturing Co. ..................     14,530     1,717,591
                                                                     -----------
                                                                      12,365,073
                                                                     -----------
Raw Materials - 2.20%
Alcoa, Inc. ...........................................     58,200     2,069,010
Dow Chemical Co. ......................................     42,900     1,449,162
Du Pont (E.I.) de Nemours & Co. .......................     36,104     1,534,781
                                                                     -----------
                                                                       5,052,953
                                                                     -----------
Retail - 6.90%
Albertson's, Inc. .....................................     69,300     2,182,257
Costco Wholesale Corp.* ...............................     32,000     1,420,160
Home Depot, Inc. ......................................     53,100     2,708,631
Kroger Co.* ...........................................     54,600     1,139,502
May Department Stores Co. .............................     42,050     1,555,009
Penney (J.C.) Co., Inc. ...............................     33,200       893,080
Sears, Roebuck & Co. ..................................     20,700       986,148
Walgreen Co. ..........................................     58,900     1,982,574
Wal-Mart Stores, Inc. .................................     51,900     2,986,845
                                                                     -----------
                                                                      15,854,206
                                                                     -----------
Shelter - 0.34%
Georgia-Pacific Group .................................     28,700       792,407
                                                                     -----------
Technology - 19.35%
ADC Telecommunications, Inc.* .........................     23,500       108,100
Agilent Technologies, Inc.* ...........................     16,723       476,773
Applied Materials, Inc.* ..............................     27,300     1,094,730
BMC Software, Inc.* ...................................     32,300       528,751
Cisco Systems, Inc.* ..................................    199,100     3,605,701
Compaq Computer Corp. .................................    126,424     1,233,898
Comverse Technology, Inc.* ............................     43,300       968,621
Conexant Systems, Inc.* ...............................      9,400       134,984
Dell Computer Corp.* ..................................     46,000     1,250,280
EMC Corp.* ............................................     96,500     1,296,960
Hewlett-Packard Co. ...................................    105,100     2,158,754
Intel Corp. ...........................................    187,350     5,892,158
International Business Machines Corp. .................     70,400     8,515,584



See accompanying notes to financial statements.

McMorgan Funds -- Schedule of Investments (unaudited)         December 31, 2001
--------------------------------------------------------------------------------
Equity Investment Fund (continued)

                                                          Shares        Value
                                                          -------   ------------
COMMON STOCKS (continued)
Technology (continued)
JDS Uniphase Corp.* ..................................     47,000   $    410,310
Lucent Technologies, Inc. ............................     86,300        542,827
Microsoft Corp.* .....................................    112,000      7,422,240
Motorola, Inc. .......................................    136,050      2,043,471
Nortel Networks Corp. ................................     52,400        393,000
Novellus System, Inc.* ...............................     11,300        445,785
Parametric Technology Corp.* .........................     66,100        516,241
Solectron Corp.* .....................................     65,700        741,096
Sun Microsystems, Inc.* ..............................     97,000      1,196,980
Teradyne, Inc.* ......................................      6,100        183,854
Texas Instruments, Inc. ..............................     65,500      1,834,000
VERITAS Software Corp.* ..............................     27,263      1,221,928
Xilinx, Inc.* ........................................      6,550        255,777
                                                                    ------------
                                                                      44,472,803
                                                                    ------------
Transportation - 0.73%
AMR Corp.* ...........................................     25,800        571,986
CSX Corp. ............................................     31,800      1,114,590
                                                                    ------------
                                                                       1,686,576
                                                                    ------------
Utilities - 7.74%
AT&T Corp. ...........................................     55,700      1,010,398
AT&T Wireless Services, Inc.* ........................     17,924        257,568
El Paso Corp. ........................................     32,800      1,463,208
Entergy Corp. ........................................     32,500      1,271,075
Exelon Corp. .........................................     40,612      1,944,503
SBC Communications, Inc. .............................    108,145      4,236,040
TXU Corp. ............................................     14,000        660,100
Verizon Communications, Inc. .........................     64,862      3,078,350
Vodafone Group PLC ...................................     95,050      2,440,884
WorldCom, Inc.-WorldCom Group* .......................    100,650      1,417,152
                                                                    ------------
                                                                      17,779,278
                                                                    ------------
TOTAL COMMON STOCKS - 98.61% (Cost $235,044,832)(1) ..               226,638,711
CASH AND OTHER ASSETS, NET OF LIABILITIES - 1.39% ....                 3,189,060
                                                                    ------------
NET ASSETS - 100.00% .................................              $229,827,771
                                                                    ============
(1) Aggregate cost for federal income tax purposes is
    $235,104,804 and net unrealized depreciation is as
    follows:
      Gross unrealized appreciation............ ......              $ 32,037,104
      Gross unrealized depreciation...................               (40,503,197)
                                                                    ------------
      Net unrealized depreciation.....................              $ (8,466,093)
                                                                    ============

* Non-dividend paying stock

See accompanying notes to financial statements.

Statements of Assets and Liabilities              December 31, 2001 (unaudited)
--------------------------------------------------------------------------------

                                                                           McMorgan
                                                            McMorgan     Intermediate      McMorgan                      McMorgan
                                                           Principal         Fixed          Fixed         McMorgan        Equity
                                                          Preservation      Income          Income        Balanced      Investment
                                                              Fund           Fund*           Fund           Fund           Fund
                                                          ------------   ------------    -----------    ------------   ------------
Assets:
 Investments in securities at value
   (cost $137,696,719, $211,265,849, $30,720,943,
   $181,883,586 and $235,044,832, respectively).......    $137,696,719   $213,769,243    $30,762,641    $181,514,271   $226,638,711
 Cash-interest bearing accounts.......................           4,147      3,158,211         43,222       3,077,263      2,637,999
 Receivable for securities sold.......................       7,949,408      1,340,499              0               0      1,226,788
 Dividends and interest receivable....................         164,703      2,361,904        288,083         907,664        317,335
 Receivable for fund shares sold......................         133,145         79,166         87,247          45,269         55,749
 Receivable from advisor, net.........................               0              0         19,880          25,595              0
 Other assets.........................................             520             72             72               0              0
                                                          ------------   ------------    -----------    ------------   ------------
   Total assets.......................................     145,948,642    220,709,095     31,201,145     185,570,062    230,876,582
                                                          ------------   ------------    -----------    ------------   ------------
Liabilities:
 Fund shares redeemed.................................       7,933,346         86,746         34,100          58,086        760,700
 Distributions payable................................         238,315              0              0               0              0
 Accrued expenses.....................................           6,929        166,847         43,074         201,929         94,969
 Payable to advisor, net..............................          30,852            304              0               0        193,142
                                                          ------------   ------------    -----------    ------------   ------------
   Total liabilities..................................       8,209,442        253,897         77,174         260,015      1,048,811
                                                          ------------   ------------    -----------    ------------   ------------
Net Assets............................................    $137,739,200   $220,455,198    $31,123,971    $185,310,047   $229,827,771
                                                          ============   ============    ===========    ============   ============
Net Assets Consist of:
 Capital paid-in......................................    $137,736,684   $216,827,200    $30,989,889    $184,863,099   $234,056,012
 Accumulated undistributed net investment income......               0        207,812         25,120         114,439          6,048
 Accumulated net realized gain on investments.........           2,516        916,792         67,264         701,824      4,171,832
 Net unrealized appreciation (depreciation) on
  investments.........................................               0      2,503,394         41,698        (369,315)    (8,406,121)
                                                          ------------   ------------    -----------    ------------   ------------
                                                          $137,739,200   $220,455,198    $31,123,971    $185,310,047   $229,827,771
                                                          ============   ============    ===========    ============   ============
Net Assets:
 Class McMorgan.......................................    $137,739,200   $219,201,459    $28,701,650    $176,954,641   $213,691,743
 Class Z..............................................             N/A      1,253,739      2,422,321       8,355,406     16,136,028
                                                          ============   ============    ===========    ============   ============
                                                          $137,739,200   $220,455,198    $31,123,971    $185,310,047   $229,827,771
                                                          ============   ============    ===========    ============   ============
Shares Outstanding:
 Class McMorgan.......................................     137,754,850     20,895,422      2,654,453      10,265,315      9,318,396
                                                          ============   ============    ===========    ============   ============
 Class Z..............................................             N/A        119,549        223,964         484,762        703,762
                                                          ============   ============    ===========    ============   ============
Net asset value and redemption price per share:
 Class McMorgan.......................................    $       1.00   $      10.49    $     10.81    $      17.24   $      22.93
                                                          ============   ============    ===========    ============   ============
 Class Z..............................................             N/A   $      10.49    $     10.82    $      17.24   $      22.93
                                                          ============   ============    ===========    ============   ============

* Class Z, Intermediate Fixed Income Fund, commenced operations September 4,
  2001.


See accompanying notes to financial statements.

Statements of Operations
For the six months ended December 31, 2001 (unaudited)
--------------------------------------------------------------------------------


                                                                             McMorgan
                                                              McMorgan     Intermediate     McMorgan                     McMorgan
                                                             Principal         Fixed          Fixed       McMorgan        Equity
                                                            Preservation      Income         Income       Balanced      Investment
                                                                Fund           Fund*          Fund          Fund           Fund
                                                            ------------   ------------    ----------    -----------   ------------
Investment Income:
 Dividends (net of foreign withholding taxes of $0, $0,
   $0, $1,448 and $3,046, respectively).................     $        0     $        0     $        0    $   892,562   $  1,823,756
 Interest...............................................      2,191,853      6,186,508        919,222      2,164,562         21,955
                                                             ----------     ----------     ----------    -----------   ------------
   Total investment income..............................      2,191,853      6,186,508        919,222      3,057,124      1,845,711
                                                             ----------     ----------     ----------    -----------   ------------
Expenses:
 Investment advisory fees (Note E)......................        163,509        382,628         55,053        412,702        562,251
 Transfer agent fees....................................         36,427         22,932         26,138         53,413         65,664
 Administration fees....................................         22,377         44,583         12,908         48,526         68,196
 Accounting fees........................................         21,615         33,127         24,484         39,420         40,316
 Legal fees.............................................          2,873          6,180            802          5,914          9,334
 Custodian fees.........................................         11,478         14,344          3,001         19,973         25,192
 Insurance fees.........................................          3,848          7,788          1,080          6,907          9,478
 Registration expenses..................................         12,294         10,541          8,109         11,061         12,106
 Report to shareholder expense..........................          1,362          3,055            393          2,946          4,594
 Auditing fees..........................................          5,054          6,572          5,064          9,098          9,605
 Trustees fees..........................................          2,722          5,224            691          4,929          7,137
 12B-1 distribution fees (Class Z)......................            N/A            801          3,009         10,103         18,535
                                                             ----------     ----------     ----------    -----------   ------------
   Total expenses.......................................        283,559        537,775        140,732        624,992        832,408
 Expenses reimbursed (Note E)...........................        (87,776)             0        (58,836)       (69,796)             0
 Expense reimbursement recovery (Note E)................              0          5,144              0              0              0
                                                             ----------     ----------     ----------    -----------   ------------
   Net expenses.........................................        195,783        542,919         81,896        555,196        832,408
                                                             ----------     ----------     ----------    -----------   ------------
Net Investment Income...................................      1,996,070      5,643,589        837,326      2,501,928      1,013,303
                                                             ----------     ----------     ----------    -----------   ------------
Realized and Unrealized Gain (Loss) on
   Investments:
 Net realized gain on investments ......................          4,193      2,334,872        293,344      1,940,293      2,149,212
 Net realized gain on in kind transactions .............              0              0              0              0      2,902,717
 Net change in unrealized appreciation (depreciation) on
   investments..........................................              0       (461,985)       (27,144)    (6,148,406)   (15,429,495)
                                                             ----------     ----------     ----------    -----------   ------------
 Net realized and unrealized gain (loss) on investments.          4,193      1,872,887        266,200     (4,208,113)   (10,377,566)
                                                             ----------     ----------     ----------    -----------   ------------
Increase (Decrease) in Net Assets from
   Operations...........................................     $2,000,263     $7,516,476     $1,103,526    $(1,706,185)  $ (9,364,263)
                                                             ==========     ==========     ==========    ===========   ============

* Class Z, Intermediate Fixed Income Fund, commenced operations September 4,
  2001.



See accompanying notes to financial statements.

Statements of Changes in Net Assets
--------------------------------------------------------------------------------


                                                                       McMorgan Principal                McMorgan Intermediate
                                                                        Preservation Fund                 Fixed Income Fund*
                                                                 -------------------------------    -------------------------------
                                                                     For the                            For the
                                                                Six Months Ended       For the      Six Months Ended      For the
                                                                    12/31/01         Year Ended         12/31/01        Year Ended
                                                                   (unaudited)        06/30/01        (unaudited)        06/30/01
                                                                ----------------    ------------    ----------------   ------------
Operations:
 Net investment income ......................................     $  1,996,070      $  5,638,364      $  5,643,589     $ 10,960,611
 Net realized gain on investments ...........................            4,193             3,911         2,334,872          793,165
 Net change in unrealized appreciation
   (depreciation) on investments.............................                0                 0          (461,985)       8,292,396
                                                                  ------------      ------------      ------------     ------------
 Increase in net assets .....................................        2,000,263         5,642,275         7,516,476       20,046,172
                                                                  ------------      ------------      ------------     ------------

Dividends and Distributions to Shareholders:
 From net investment income
   Class McMorgan shares.....................................       (1,996,070)       (5,656,784)       (5,933,932)     (10,896,569)
   Class Z shares............................................              N/A               N/A           (15,203)             N/A
 From capital gains
   Class McMorgan shares.....................................                0                 0        (1,783,139)               0
   Class Z shares............................................              N/A               N/A           (10,222)             N/A
                                                                  ------------      ------------      ------------     ------------
 Total Distributions ........................................       (1,996,070)       (5,656,784)       (7,742,496)     (10,896,569)
                                                                  ------------      ------------      ------------     ------------
Capital Share Transactions - Class McMorgan - Note C ........       27,333,999        39,377,432        11,466,604       27,952,651
Capital Share Transactions - Class Z - Note C ...............              N/A               N/A         1,290,469              N/A
                                                                  ------------      ------------      ------------     ------------
 Total share transactions ...................................       27,333,999        39,377,432        12,757,073       27,952,651
                                                                  ------------      ------------      ------------     ------------
 Total increase in net assets ...............................       27,338,192        39,362,923        12,531,053       37,102,254
Net Assets:
 Beginning of period ........................................      110,401,008        71,038,085       207,924,145      170,821,891
                                                                  ------------      ------------      ------------     ------------
 End of period (including undistributed net
   investment income of $0, $0, $207,812 and $513,358,
   respectively).............................................     $137,739,200      $110,401,008      $220,455,198     $207,924,145
                                                                  ============      ============      ============     ============

* Class Z, Intermediate Fixed Income Fund, commenced operations September 4,
  2001.



See accompanying notes to financial statements.

--------------------------------------------------------------------------------


                                                                 McMorgan Fixed                   McMorgan Balanced
                                                                  Income Fund                           Fund
                                                         ------------------------------    -------------------------------
                                                             For the                           For the
                                                        Six Months Ended      For the     Six Months Ended       For the
                                                            12/31/01        Year Ended        12/31/01         Year Ended
                                                           (unaudited)       06/30/01        (unaudited)        06/30/01
                                                        ----------------    -----------   ----------------    ------------
Operations:
 Net investment income .......................             $   837,326      $ 1,484,203     $  2,501,928      $  4,864,802
 Net realized gain on investments ............                 293,344          201,762        1,940,293         5,188,757
 Net change in unrealized appreciation
   (depreciation) on investments .............                 (27,144)         930,704       (6,148,406)      (15,048,926)
                                                           -----------      -----------     ------------      ------------
 Increase (decrease) in net assets ...........               1,103,526        2,616,669       (1,706,185)       (4,995,367)
                                                           -----------      -----------     ------------      ------------
Dividends and Distributions to Shareholders:
 From net investment income
   Class McMorgan shares......................                (822,513)      (1,466,498)      (2,460,534)       (4,857,037)
   Class Z shares.............................                 (65,271)         (22,033)        (108,192)          (46,425)
 From capital gains
   Class McMorgan shares......................                       0                0       (4,714,300)       (6,494,704)
   Class Z shares.............................                       0                0         (222,463)                0
                                                           -----------      -----------     ------------      ------------
 Total Distributions .........................                (887,784)      (1,488,531)      (7,505,489)      (11,398,166)
                                                           -----------      -----------     ------------      ------------
Capital Share Transactions-Class McMorgan-
  Note C......................................                 (57,737)       5,362,700       10,061,064        27,049,143
Capital Share Transactions - Class Z - Note C.                 712,851        1,717,448        1,287,290         7,451,372
                                                           -----------      -----------     ------------      ------------
 Total share transactions.....................                 655,114        7,080,148       11,348,354        34,500,515
                                                           -----------      -----------     ------------      ------------
 Total increase (decrease) in net assets......                 870,856        8,208,286        2,136,680        18,106,982
Net Assets:
 Beginning of period .........................              30,253,115       22,044,829      183,173,367       165,066,385
                                                           -----------      -----------     ------------      ------------
 End of period (including undistributed net
   investment income of $25,120, $75,578,
   $114,439, $181,237, $6,048 and $0,
   respectively) .............................             $31,123,971      $30,253,115     $185,310,047      $183,173,367
                                                           ===========      ===========     ============      ============

[RESTUBBED]

                                                                McMorgan Equity
                                                                Investment Fund
                                                        -------------------------------
                                                            For the
                                                        Six Months Ended      For the
                                                            12/31/01        Year Ended
                                                          (unaudited)        06/30/01
                                                        ----------------   ------------
Operations:
 Net investment income .......................            $  1,013,303     $  1,757,592
 Net realized gain on investments ............               5,051,929       16,219,143
 Net change in unrealized appreciation
   (depreciation) on investments .............             (15,429,495)     (51,035,385)
                                                          ------------     ------------
 Increase (decrease) in net assets ...........              (9,364,263)     (33,058,650)
                                                          ------------     ------------
Dividends and Distributions to Shareholders:
 From net investment income
   Class McMorgan shares......................                (951,298)      (1,845,952)
   Class Z shares.............................                 (55,957)         (21,343)
 From capital gains
   Class McMorgan shares......................              (3,755,050)     (16,528,195)
   Class Z shares.............................                (283,384)               0
                                                          ------------     ------------
 Total Distributions .........................              (5,045,689)     (18,395,490)
                                                          ------------     ------------
Capital Share Transactions-Class McMorgan-
  Note C......................................              (1,576,450)      19,059,339
Capital Share Transactions - Class Z - Note C.               5,563,072       12,613,389
                                                          ------------     ------------
 Total share transactions.....................               3,986,622       31,672,728
                                                          ------------     ------------
 Total increase (decrease) in net assets......             (10,423,330)     (19,781,412)
Net Assets:
 Beginning of period .........................             240,251,101      260,032,513
                                                          ------------     ------------
 End of period (including undistributed net
   investment income of $25,120, $75,578,
   $114,439, $181,237, $6,048 and $0,
   respectively) .............................            $229,827,771     $240,251,101
                                                          ============     ============

See accompanying notes to financial statements.

Financial Highlights
--------------------------------------------------------------------------------
The tables below set forth financial data for a share of beneficial interest outstanding throughout each period presented.


                                                                       McMorgan Principal Preservation Fund
                                                                                  Class McMorgan
                                                -----------------------------------------------------------------------------------
                                                    For the
                                               Six Months Ended     For the       For the       For the      For the       For the
                                                   12/31/01        Year Ended   Year Ended    Year Ended    Year Ended   Year Ended
                                                  (unaudited)       06/30/01     06/30/00      06/30/99      06/30/98     06/30/97
                                                   --------         --------      -------       -------      -------       -------
Net Asset Value, beginning of period .......       $   1.00         $   1.00      $  1.00       $  1.00      $  1.00       $  1.00
                                                   --------         --------      -------       -------      -------       -------
 Income from investment operations:
 Net investment income  ....................           0.02             0.06         0.05          0.05         0.05          0.05
                                                   --------         --------      -------       -------      -------       -------
   Total from investment operations.........           0.02             0.06         0.05          0.05         0.05          0.05
                                                   --------         --------      -------       -------      -------       -------
 Less Distributions:
 From net investment income ................          (0.02)           (0.06)       (0.05)        (0.05)       (0.05)        (0.05)
                                                   --------         --------      -------       -------      -------       -------
   Total distributions......................          (0.02)           (0.06)       (0.05)        (0.05)       (0.05)        (0.05)
                                                   --------         --------      -------       -------      -------       -------
Net Asset Value, end of period .............       $   1.00         $   1.00      $  1.00       $  1.00      $  1.00       $  1.00
                                                   ========         ========      =======       =======      =======       =======
Total return ...............................          4.21%(2)         5.88%        5.48%         4.97%        5.41%         5.24%
Ratios/Supplemental Data
 Net assets, end of period (in 000's) ......       $137,739         $110,401      $71,038       $85,940      $48,184       $32,703
 Ratio of expenses to average net assets
  before reimbursement and recovery of
  expenses by Advisor.......................          0.43%(1)         0.49%        0.51%         0.61%        0.67%         0.77%
 Ratio of expenses to average net assets
  after reimbursement and recovery of
  expenses by Advisor.......................          0.30%(1)         0.30%        0.30%         0.30%        0.30%         0.30%
 Ratio of net investment income to average
  net assets before reimbursement and
  recovery of expenses by Advisor...........          3.22%(1)         5.47%        5.11%         4.53%        4.92%         4.65%
 Ratio of net investment income to average
  net assets after reimbursement and
  recovery of expenses by Advisor...........          3.35%(1)         5.66%        5.32%         4.84%        5.29%         5.12%
 Portfolio turnover ........................            N/A              N/A          N/A           N/A          N/A           N/A

(1)Annualized.
(2)Not annualized.


See accompanying notes to financial statements.

--------------------------------------------------------------------------------
The tables below set forth financial data for a share of beneficial interest outstanding throughout each period presented.


                                                                          McMorgan Intermediate
                                                                            Fixed Income Fund
                                                  ------------------------------------------------------------------
                                                      For the           For the
                                                  Six Months Ended   Period Ended       For the           For the
                                                      12/31/01         12/31/01*       Year Ended       Year Ended
                                                    (unaudited)       (unaudited)       06/30/01         06/30/00
                                                  ----------------   ------------    --------------   --------------
                                                   Class McMorgan       Class Z      Class McMorgan   Class McMorgan
                                                  ----------------   ------------    --------------   --------------
Net Asset Value, beginning of period............      $   10.50        $    10.65        $   9.99         $  10.26
                                                      ---------        ----------        --------         --------
  Income investment from operations:
  Net investment income.........................           0.28              0.19            0.60             0.58
  Net realized and unrealized gain (loss) on
    investments.................................           0.09             (0.07)           0.51            (0.23)
                                                      ---------        ----------        --------         --------
      Total from investment operations..........           0.37              0.12            1.11             0.35
                                                      ---------        ----------        --------         --------
  Less Distributions:
  From net investment income......................        (0.29)            (0.19)          (0.60)           (0.59)
  From capital gains...........................           (0.09)            (0.09)           0.00            (0.03)
                                                      ---------        ----------        --------         --------
      Total distributions.......................          (0.38)            (0.28)          (0.60)           (0.62)
                                                      ---------        ----------        --------         --------
Net Asset Value, end of period..................      $   10.49        $    10.49        $  10.50         $   9.99
                                                      =========        ==========        ========         ========
Total return (a)................................          3.56%             0.00%          11.37%            3.51%
Ratios/Supplemental Data
  Net assets, end of period (in 000's)..........      $ 219,201        $    1,254        $207,924         $170,822
  Ratio of expenses to average net assets before
    reimbursement and recovery of expenses by
    Advisor.....................................          0.50%(1)          0.75%(1)        0.50%            0.52%
  Ratio of expenses to average net assets after
    reimbursement and recovery of expenses by
    Advisor.....................................          0.50%(1)          0.75%(1)        0.50%            0.50%
  Ratio of net investment income to average net
    assets before reimbursement and recovery of
    expenses by Advisor.........................          5.18%(1)          4.93%(1)        5.79%            5.79%
  Ratio of net investment income to average net
    assets after reimbursement and recovery of
    expenses by Advisor.........................          5.18%(1)          4.93%(1)        5.79%            5.81%
  Portfolio turnover............................         32.08%(2)         32.08%(2)       56.64%           25.34%

[RESTUBBED]

                                                                McMorgan Intermediate
                                                                  Fixed Income Fund
                                                  -------------------------------------------------

                                                      For the          For the           For the
                                                    Year Ended        Year Ended       Year Ended
                                                     06/30/99          06/30/98         06/30/97
                                                  --------------    --------------   --------------
                                                  Class McMorgan    Class McMorgan   Class McMorgan
                                                  --------------    --------------   --------------
Net Asset Value, beginning of period............      $  10.53          $  10.26         $  10.17
                                                      --------          --------         --------
  Income investment from operations:
  Net investment income.........................          0.57             0.60              0.60
  Net realized and unrealized gain (loss) on
    investments.................................         (0.23)            0.27              0.11
                                                      --------          --------         --------
      Total from investment operations..........          0.34             0.87              0.71
                                                      --------          --------         --------
  Less Distributions:
  From net investment income......................       (0.57)           (0.60)            (0.60)
  From capital gains...........................          (0.04)            0.00             (0.02)
                                                      --------          --------         --------
      Total distributions.......................         (0.61)           (0.60)            (0.62)
                                                      --------          --------          -------
Net Asset Value, end of period..................      $  10.26          $  10.53          $ 10.26
                                                      ========          ========          =======
Total return (a)................................         3.25%             8.68%            7.14%
Ratios/Supplemental Data
  Net assets, end of period (in 000's)..........      $153,096          $121,710          $93,402
  Ratio of expenses to average net assets before
    reimbursement and recovery of expenses by
    Advisor.....................................         0.52%             0.55%            0.59%
  Ratio of expenses to average net assets after
    reimbursement and recovery of expenses by
    Advisor.....................................         0.50%             0.50%            0.50%
  Ratio of net investment income to average net
    assets before reimbursement and recovery of
    expenses by Advisor.........................         5.40%             5.74%            5.80%
  Ratio of net investment income to average net
    assets after reimbursement and recovery of
    expenses by Advisor.........................         5.42%             5.79%            5.89%
  Portfolio turnover............................        40.40%            45.44%           36.02%


*Class Z, Intermediate Fixed Income Fund, commenced operations on September 4, 2001.

(a)Total return represents aggregate total return for period indicated.

(1)Annualized.
(2)Not annualized.


See accompanying notes to financial statements.

--------------------------------------------------------------------------------
The tables below set forth financial data for a share of beneficial interest outstanding throughout each period presented.

                                                                                 McMorgan Fixed
                                                                                   Income Fund
                                                    ---------------------------------------------------------------------
                                                         For the             For the
                                                     Six Months Ended   Six Months Ended       For the          For the
                                                         12/31/01            12/31/01         Year Ended     Period Ended
                                                       (unaudited)         (unaudited)         06/30/01        06/30/01*
                                                     ----------------   ----------------    --------------   ------------
                                                      Class McMorgan         Class Z        Class McMorgan      Class Z
                                                     ----------------   ----------------    --------------   ------------
Net Asset Value, beginning of period .............      $   10.74          $   10.74         $    10.23        $   10.87
                                                        ---------          ---------         ----------        ---------
 Income from investment operations:
 Net investment income ...........................           0.30               0.28               0.62             0.24
 Net realized and unrealized gain (loss) on
   investments....................................           0.08               0.10               0.52            (0.13)
                                                        ---------          ---------         ----------        ---------
   Total from investment operations...............           0.38               0.38               1.14             0.11
                                                        ---------          ---------         ----------        ---------
 Less Distributions:
 From net investment income ......................          (0.31)             (0.30)             (0.63)           (0.24)
 From capital gains ..............................           0.00               0.00               0.00             0.00
                                                        ---------          ---------         ----------        ---------
   Total distributions............................          (0.31)             (0.30)             (0.63)           (0.24)
                                                        ---------          ---------         ----------        ---------
Net Asset Value, end of period ...................      $   10.81          $   10.82         $    10.74        $   10.74
                                                        =========          =========         ==========        =========
Total return (a) .................................          3.57%              3.53%             11.38%            1.03%
Ratios/Supplemental Data
 Net assets, end of period (in 000's) ............      $  28,702          $   2,422         $   28,554        $   1,699
 Ratio of expenses to average net assets
   before reimbursement and recovery of
   expenses by Advisor............................          0.87%(1)           1.12%(1)           0.82%            1.07%
 Ratio of expenses to average net assets
   after reimbursement and recovery of
   expenses by Advisor............................          0.50%(1)           0.75%(1)           0.50%            0.75%
 Ratio of net investment income to average
   net assets before reimbursement and
   recovery of expenses by Advisor................          4.94%(1)           4.69%(1)           5.53%            5.28%
 Ratio of net investment income to average
   net assets after reimbursement and
   recovery of expenses by Advisor................          5.31%(1)           5.06%(1)           5.85%            5.60%
 Portfolio turnover ..............................         41.13%(2)          41.13%(2)          58.66%           58.66%

[RESTUBBED]

                                                                                McMorgan Fixed
                                                                                  Income Fund
                                                       -------------------------------------------------------------------

                                                           For the          For the           For the          For the
                                                         Year Ended        Year Ended       Year Ended        Year Ended
                                                           06/30/00         06/30/99          06/30/98         06/30/97
                                                       --------------    --------------   --------------    --------------
                                                       Class McMorgan    Class McMorgan   Class McMorgan    Class McMorgan
                                                       --------------    --------------   --------------    --------------
Net Asset Value, beginning of period .............        $   10.52         $   10.89        $   10.44        $   10.33
                                                          ---------         ---------        ---------        ---------
 Income from investment operations:
 Net investment income ...........................             0.63              0.61             0.62             0.65
 Net realized and unrealized gain (loss) on
   investments....................................            (0.27)            (0.35)            0.47             0.12
                                                          ---------         ---------        ---------        ---------
   Total from investment operations...............             0.36              0.26             1.09             0.77
                                                          ---------         ---------        ---------        ---------
 Less Distributions:
 From net investment income ......................            (0.63)            (0.61)           (0.62)           (0.65)
 From capital gains ..............................            (0.02)            (0.02)           (0.02)           (0.01)
                                                          ---------         ---------        ---------        ---------
   Total distributions............................            (0.65)            (0.63)           (0.64)           (0.66)
                                                          ---------         ---------        ---------        ---------
Net Asset Value, end of period ...................        $   10.23         $   10.52        $   10.89        $   10.44
                                                          =========         =========        =========        =========
Total return (a) .................................            3.52%             2.34%           10.71%            7.72%
Ratios/Supplemental Data
 Net assets, end of period (in 000's) ............        $  22,045         $  27,408        $  22,202        $   9,565
 Ratio of expenses to average net assets
   before reimbursement and recovery of
   expenses by Advisor............................            0.76%             0.93%            1.17%            1.57%
 Ratio of expenses to average net assets
   after reimbursement and recovery of
   expenses by Advisor............................            0.50%             0.50%            0.50%            0.50%
 Ratio of net investment income to average
   net assets before reimbursement and
   recovery of expenses by Advisor................            5.71%             5.16%            5.26%            5.25%
 Ratio of net investment income to average
   net assets after reimbursement and
   recovery of expenses by Advisor................            5.97%             5.59%            5.93%            6.32%
 Portfolio turnover ..............................           27.59%            29.32%           58.22%           32.46%


*Class Z shares, Fixed Income Fund, commenced operations on February 1, 2001.
(a)Total return represents aggregate total return for period indicated.

(1)Annualized.
(2)Not annualized.


See accompanying notes to financial statements.

--------------------------------------------------------------------------------
The tables below set forth financial data for a share of beneficial interest outstanding throughout each period presented.

                                                                                McMorgan Balanced
                                                                                      Fund
                                                    ---------------------------------------------------------------------
                                                         For the             For the
                                                     Six Months Ended   Six Months Ended       For the          For the
                                                         12/31/01            12/31/01         Year Ended     Period Ended
                                                       (unaudited)         (unaudited)         06/30/01        06/30/01*
                                                     ----------------   ----------------    --------------   ------------
                                                      Class McMorgan         Class Z        Class McMorgan      Class Z
                                                     ----------------   ----------------    --------------   ------------
Net Asset Value, beginning of period .............      $   18.15          $   18.15         $    19.93        $   19.26
                                                        ---------          ---------         ----------        ---------
 Income from investment operations:
 Net investment income ...........................           0.24               0.22               0.52             0.21
 Net realized and unrealized gain (loss) on
   investments....................................           0.42              (0.42)             (1.07)           (1.10)
                                                        ---------          ---------         ----------        ---------
   Total from investment operations...............          (0.18)             (0.20)             (0.55)           (0.89)
                                                        ---------          ---------         ----------        ---------
 Less Distributions:
 From net investment income ......................          (0.25)             (0.23)             (0.53)           (0.22)
 From capital gains ..............................          (0.48)             (0.48)             (0.70)            0.00
                                                        ---------          ---------         ----------        ---------
   Total distributions............................          (0.73)             (0.71)             (1.23)           (0.22)
                                                        ---------          ---------         ----------        ---------
Net Asset Value, end of period ...................      $   17.24          $   17.24         $    18.15        $   18.15
                                                        =========          =========         ==========        =========
Total return (a) .................................          (0.93)%            (1.06)%            (2.84)%          (4.63)%
Ratios/Supplemental Data
 Net assets, end of period (in 000's) ............      $ 176,955          $   8,355         $  175,681        $   7,492
 Ratio of expenses to average net assets
   before reimbursement and recovery of
   expenses by Advisor............................          0.67%(1)           0.92%(1)           0.65%            0.90%
 Ratio of expenses to average net assets
   after reimbursement and recovery of
   expenses by Advisor............................          0.60%(1)           0.85%(1)           0.60%            0.85%
 Ratio of net investment income to average
   net assets before reimbursement and
   recovery of expenses by Advisor................          2.67%(1)           2.67%(1)           2.69%            2.44%
 Ratio of net investment income to average
   net assets after reimbursement and
   recovery of expenses by Advisor................          2.74%(1)           2.94%(1)           2.74%            2.49%
 Portfolio turnover ..............................         20.92%(2)          20.92%(2)          38.09%           38.09%

[RESTUBBED]

                                                                                McMorgan Balanced
                                                                                      Fund
                                                       -------------------------------------------------------------------

                                                           For the          For the           For the          For the
                                                         Year Ended        Year Ended       Year Ended        Year Ended
                                                           06/30/00         06/30/99          06/30/98         06/30/97
                                                       --------------    --------------   --------------    --------------
                                                       Class McMorgan    Class McMorgan   Class McMorgan    Class McMorgan
                                                       --------------    --------------   --------------    --------------
Net Asset Value, beginning of period .............        $   20.15         $   18.12        $   15.30        $   12.75
                                                          ---------         ---------        ---------        ---------
 Income from investment operations:
 Net investment income ...........................             0.55              0.50             0.47             0.43
 Net realized and unrealized gain (loss) on
   investments....................................             0.07              2.10             2.82             2.54
                                                          ---------         ---------        ---------        ---------
   Total from investment operations...............             0.62              2.60             3.29             2.97
                                                          ---------         ---------        ---------        ---------
 Less Distributions:
 From net investment income ......................            (0.55)            (0.50)           (0.47)           (0.42)
 From capital gains ..............................            (0.29)            (0.07)           (0.00)           (0.00)
                                                          ---------         ---------        ---------        ---------
   Total distributions............................            (0.84)            (0.57)           (0.47)           (0.42)
                                                          ---------         ---------        ---------        ---------
Net Asset Value, end of period ...................        $   19.93         $   20.15        $   18.12        $   15.30
                                                          =========         =========        =========        =========
Total return (a) .................................            3.17%            14.60%           21.76%           23.65%
Ratios/Supplemental Data
 Net assets, end of period (in 000's) ............        $ 165,066         $ 154,615        $  93,201        $  40,941
 Ratio of expenses to average net assets
   before reimbursement and recovery of
   expenses by Advisor............................            0.64%             0.64%            0.74%            1.01%
 Ratio of expenses to average net assets
   after reimbursement and recovery of
   expenses by Advisor............................            0.60%             0.60%            0.60%            0.60%
 Ratio of net investment income to average
   net assets before reimbursement and
   recovery of expenses by Advisor................            2.73%             2.70%            2.87%            2.97%
 Ratio of net investment income to average
   net assets after reimbursement and
   recovery of expenses by Advisor................            2.77%             2.74%            3.01%            3.38%
 Portfolio turnover ..............................           22.44%            18.58%           20.73%           31.64%


*Class Z shares, Balanced Fund, commenced operations on January 25, 2001.
(a)Total return represents aggregate total return for period indicated.

(1)Annualized.
(2)Not annualized.


See accompanying notes to financial statements.

--------------------------------------------------------------------------------
The tables below set forth financial data for a share of beneficial interest outstanding throughout each period presented.

                                                                                 McMorgan Equity
                                                                                 Investment Fund
                                                    ---------------------------------------------------------------------
                                                         For the             For the
                                                     Six Months Ended   Six Months Ended       For the          For the
                                                         12/31/01            12/31/01         Year Ended     Period Ended
                                                       (unaudited)         (unaudited)         06/30/01        06/30/01*
                                                     ----------------   ----------------    --------------   ------------
                                                      Class McMorgan         Class Z        Class McMorgan      Class Z
                                                     ----------------   ----------------    --------------   ------------
Net Asset Value, beginning of period .............      $   24.57          $   24.57         $    30.17        $   27.68
                                                        ---------          ---------         ----------        ---------
 Income from investment operations:
 Net investment income ...........................           0.11               0.08               0.19             0.06
 Net realized and unrealized gain (loss) on
   investments....................................          (1.23)             (1.23)             (3.83)           (3.10)
                                                        ---------          ---------         ----------        ---------
   Total from investment operations...............          (1.12)             (1.15)             (3.64)           (3.04)
                                                        ---------          ---------         ----------        ---------
 Less Distributions:
 From net investment income ......................          (0.11)             (0.08)             (0.20)           (0.07)
 From capital gains ..............................          (0.41)             (0.41)             (1.76)            0.00
                                                        ---------          ---------         ----------        ---------
   Total distributions............................          (0.52)             (0.49)             (1.96)           (0.07)
                                                        ---------          ---------         ----------        ---------
Net Asset Value, end of period ...................      $   22.93          $   22.93         $    24.57        $   24.57
                                                        =========          =========         ==========        =========
Total return (a) .................................         (4.54%)            (4.65%)           (12.44%)         (10.97%)
Ratios/Supplemental Data
 Net assets, end of period (in 000's) ............      $ 213,692          $  16,136         $  228,606        $  11,645
 Ratio of expenses to average net assets
   before reimbursement and recovery of
   expenses by Advisor............................          0.72%(1)           0.87%(1)           0.69%            0.94%
 Ratio of expenses to average net assets
   after reimbursement and recovery of
   expenses by Advisor............................          0.72%(1)           0.97%(1)           0.69%            0.94%
 Ratio of net investment income to average
   net assets before reimbursement and
   recovery of expenses by Advisor................          0.92%(1)           0.67%(1)           0.69%            0.44%
 Ratio of net investment income to average
   net assets after reimbursement and
   recovery of expenses by Advisor................          0.92%(1)           0.67%(1)           0.69%            0.44%
 Portfolio turnover ..............................          4.55%(2)           4.55%(2)          22.52%           22.52%

[RESTUBBED]

                                                                                 McMorgan Equity
                                                                                 Investment Fund
                                                       -------------------------------------------------------------------

                                                           For the          For the           For the          For the
                                                         Year Ended        Year Ended       Year Ended        Year Ended
                                                           06/30/00         06/30/99          06/30/98         06/30/97
                                                       --------------    --------------   --------------    --------------
                                                       Class McMorgan    Class McMorgan   Class McMorgan    Class McMorgan
                                                       --------------    --------------   --------------    --------------
Net Asset Value, beginning of period .............        $   30.37         $   25.29        $   19.71        $   14.85
                                                          ---------         ---------        ---------        ---------
 Income from investment operations:
 Net investment income ...........................             0.23              0.23             0.23             0.24
 Net realized and unrealized gain (loss) on
   investments....................................             0.30              5.21             5.62             4.87
                                                          ---------         ---------        ---------        ---------
   Total from investment operations...............             0.53              5.44             5.85             5.11
                                                          ---------         ---------        ---------        ---------
 Less Distributions:
 From net investment income ......................            (0.23)            (0.22)           (0.23)           (0.24)
 From capital gains ..............................            (0.50)            (0.14)           (0.04)           (0.01)
                                                          ---------         ---------        ---------        ---------
   Total distributions............................            (0.73)            (0.36)           (0.27)           (0.25)
                                                          ---------         ---------        ---------        ---------
Net Asset Value, end of period ...................        $   30.17         $   30.37        $   25.29        $   19.71
                                                          =========         =========        =========        =========
Total return (a) .................................            1.80%            21.70%           29.89%           34.68%
Ratios/Supplemental Data
 Net assets, end of period (in 000's) ............        $ 260,033         $ 204,102        $ 128,541        $  58,593
 Ratio of expenses to average net assets
   before reimbursement and recovery of
   expenses by Advisor............................            0.67%             0.66%            0.75%            0.88%
 Ratio of expenses to average net assets
   after reimbursement and recovery of
   expenses by Advisor............................            0.68%             0.75%            0.75%            0.75%
 Ratio of net investment income to average
   net assets before reimbursement and
   recovery of expenses by Advisor................            0.78%             0.95%            1.05%            1.36%
 Ratio of net investment income to average
   net assets after reimbursement and
   recovery of expenses by Advisor................            0.77%             0.86%            1.05%            1.49%
 Portfolio turnover ..............................           13.68%             4.79%            0.57%            0.88%


* Class Z shares, Equity Investment Fund, commenced operations on
  February 1, 2001.
(a) Total return represents aggregate total return for period indicated.

(1)Annualized.
(2)Not annualized.


See accompanying notes to financial statements.

McMorgan Funds -- Notes to Financial Statements   December 31, 2001 (unaudited)
--------------------------------------------------------------------------------

Note (A) Significant Accounting Policies: McMorgan Funds (the "Trust") (previously McM Funds), is a no-load, open-end management investment company which is registered under the Investment Company Act of 1940, as amended (the "Act"). The Trust was organized as a Delaware business trust on February 3, 1994. The Trust offers shares of beneficial interest (collectively, the "Shares") in the following series: McMorgan Principal Preservation Fund (the "Principal Preservation Fund"), McMorgan Intermediate Fixed Income Fund (the "Intermediate Fixed Income Fund"), McMorgan Fixed Income Fund (the "Fixed Income Fund"), McMorgan Balanced Fund (the "Balanced Fund") and McMorgan Equity Investment Fund (the "Equity Investment Fund") (collectively, the "Funds"). The Intermediate Fixed Income Fund, Fixed Income Fund, Balanced Fund and Equity Investment Fund offer two classes of shares: McMorgan Funds Shares and Class Z Shares. The Principal Preservation Fund only offers the McMorgan Funds class of shares. The Principal Preservation Fund commenced investment operations on July 13, 1994. The Intermediate Fixed Income Fund, Fixed Income Fund, Balanced Fund and Equity Investment Fund commenced investment operations on July 14, 1994. Investment in the Principal Preservation Fund is neither insured nor guaranteed by the U.S. Government, and there can be no assurance that the Principal Preservation Fund will be able to maintain a stable net asset value of $1.00. Certain officers and trustees of the Funds are also officers and directors of McMorgan & Company LLC (the "Advisor"). No officer or employee of the Advisor receives any compensation from the Funds for acting as a trustee of the Funds. All Trust officers serve without direct compensation from the Funds. The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

   (1) Security Valuation: The net asset value per share of each Fund is computed as of the close of regular trading on the New York Stock Exchange. The net asset value per share is computed by adding the value of all securities and other assets in the portfolio, deducting any liabilities (expenses and fees are accrued daily) and dividing by the number of shares outstanding. The equity securities of each Fund listed or traded on a stock exchange are valued at the last sale price on its principal exchange. If no sale price is reported, the mean of the last bid and asked prices is used. Securities traded over-the-counter are priced at the mean of the last bid and asked prices. Fixed-income securities are valued through valuations obtained from a commercial pricing service or at the most recent mean of the bid and asked prices provided by investment dealers in accordance with procedures established by the Board of Trustees. All securities held in the portfolio of the Principal Preservation Fund, and the debt securities with maturities of 60 days or less held by the other Funds, are valued at amortized cost. When a security is valued at amortized cost, it is valued at its cost when purchased, and thereafter by assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. When market quotations are not readily available, securities and other assets are valued at fair value as determined in good faith by the Board of Trustees.

   (2) Repurchase Agreements: Each Fund may enter into repurchase agreements to earn income. The Funds may only enter into repurchase agreements with financial institutions that are deemed to be creditworthy by the Advisor, pursuant to guidelines established by the Funds' Board of Trustees. During the term of any repurchase agreement, the Advisor will continue to monitor the creditworthiness of the seller. Repurchase agreements are considered under the Act to be collateralized loans by a Fund to the seller secured by the securities transferred to the Fund. Repurchase agreements under the Act will be fully collateralized by securities in which the Fund may invest directly. Such collateral will be marked-to-market daily. If the seller of the underlying security under the repurchase agreement should default on its obligation to repurchase the underlying security, the Fund may experience delay or difficulty in exercising its right to the collateral. In addition, the Funds may incur a loss if the value of the security should decline, as well as disposition costs in liquidating the security.

   (3) Investment Income and Security Transactions: Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Security transactions are accounted for on the date securities are purchased or sold. The cost of securities sold is determined using the first-in-first-out method.

                                                   December 31, 2001 (unaudited)
--------------------------------------------------------------------------------

   (4) Federal Income Taxes: The Trust has elected to be treated as a "regulated investment company" under Sub-chapter M of the Internal Revenue Code and to distribute substantially all of the Funds' net taxable income. Each Fund qualified for such treatment for the six months ended December 31, 2001. Accordingly, no provisions for federal income taxes have been made in the accompanying financial statements.

   (5) Dividends and Distributions: Dividends and distributions to shareholders are recorded on the ex-dividend date.

   (6) Use of Estimates: In preparing financial statements in conformity with generally accepted accounting principles, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Note (B) Dividends from Net Investment Income and Distributions of Capital
Gains: The Principal Preservation Fund declares dividends daily from its net investment income. The Principal Preservation Fund's dividends are payable monthly and are automatically reinvested in additional Fund shares, at the month-end net asset value, for those shareholders that have elected the reinvestment option. The Intermediate Fixed Income Fund and the Fixed Income Fund distribute their respective net investment income to shareholders monthly and net capital gains, if any, are distributed annually. With respect to the Balanced Fund and the Equity Investment Fund, dividends from net investment income are distributed quarterly and net realized gains from investment transactions, if any, are distributed to shareholders annually.

Note (C) Capital Share Transactions: Each Fund is authorized to issue an unlimited number of shares of beneficial interest with no par value. Transactions in shares of beneficial interest were as follows:

                                             PRINCIPAL PRESERVATION FUND-Class McMorgan
                                    ----------------------------------------------------------

                                          Six Months Ended                  Year Ended
                                         December 31, 2001                June 30, 2001
                                    ----------------------------    --------------------------
                                       Shares          Amount          Shares         Amount
                                       ------          ------          ------         ------
Shares sold....................      136,128,045    $136,128,045     271,270,938   $271,270,891
Shares issued through
 reinvestment of dividends.....        1,683,849       1,683,849       5,496,532      5,496,532
Shares redeemed................     (110,477,895)   (110,477,895)   (237,389,991)  (237,389,991)
                                    ------------    ------------    ------------   ------------
Net Increase...................       27,333,999    $ 27,333,999      39,377,479   $ 39,377,432
                                    ============    ============    ============   ============

[RESTUBBED]

                                                       INTERMEDIATE FIXED INCOME FUND
                                   -----------------------------------------------------------------------------
                                       Class McMorgan                Class Z                 Class McMorgan
                                      Six Months Ended            Period Ended                 Year Ended
                                     December 31, 2001          December 31, 2001             June 30, 2001
                                   ----------------------    -----------------------   -------------------------
                                     Shares        Amount      Shares       Amount        Shares         Amount
                                     ------        ------      ------       ------        ------         ------
Shares sold .................       1,882,214   $20,091,151    168,045    $1,817,998     4,098,247   $ 42,420,453
Shares issued through
 reinvestment of dividends...         713,605     7,541,081      2,422        25,424     1,039,080     10,670,291
Shares redeemed..............      (1,512,245)  (16,165,628)   (50,918)     (552,953)   (2,424,488)   (25,138,093)
                                   ----------   -----------    -------    ----------    ----------    -----------
Net Increase.................       1,083,574   $11,466,604    119,549    $1,290,469     2,712,839    $27,952,651
                                   ==========   ===========    =======    ==========    ==========    ===========

                                                                         FIXED INCOME FUND
                                 --------------------------------------------------------------------------------------------------
                                     Class McMorgan               Class Z                Class McMorgan              Class Z
                                    Six Months Ended          Six Months Ended             Year Ended              Period Ended
                                   December 31, 2001         December 31, 2001           June 30, 2001            June 30, 2001
                                 ----------------------    ----------------------    ----------------------    --------------------
                                 Shares       Amount       Shares       Amount       Shares        Amount      Shares      Amount
                                 ------       ------       ------       ------       ------        ------      ------      ------
Shares sold .................    232,562    $ 2,554,379    195,946    $ 2,159,503    851,995    $ 9,104,651    219,749   $2,384,497
Shares issued through
  reinvestment of dividends..     71,160        776,274      5,977         65,270    129,393      1,365,303      2,046       22,033
Shares redeemed .............   (307,872)    (3,388,390)  (136,168)    (1,511,922)  (477,716)    (5,107,254)   (63,586)    (689,082)
                                --------    -----------   --------    -----------   --------    -----------    -------   ----------
Net Increase (decrease) .....     (4,150)   $   (57,737)    65,755    $   712,851    503,672    $ 5,362,700    158,209   $1,717,448
                                ========    ===========   ========    ===========   ========    ===========    =======   ==========

                                                   December 31, 2001 (unaudited)
--------------------------------------------------------------------------------

                                                                          BALANCED FUND
                               ----------------------------------------------------------------------------------------------------
                                   Class McMorgan               Class Z                Class McMorgan                Class Z
                                  Six Months Ended          Six Months Ended             Year Ended                Period Ended
                                  December 31, 2001        December 31, 2001            June 30, 2001             June 30, 2001
                               -----------------------    --------------------    -------------------------    --------------------
                               Shares        Amount       Shares      Amount       Shares         Amount       Shares      Amount
                               ------        ------       ------      ------       ------         ------       ------      ------
Shares sold ...............    762,048    $ 13,498,152   101,360    $1,819,061    2,972,864    $ 57,386,750    433,498   $7,834,559
Shares issued through
  reinvestment of dividends    396,583       6,742,560    19,448       330,653      599,731      11,225,183      2,562       46,425
Shares redeemed ...........   (573,417)    (10,179,648)  (48,878)     (862,424)  (2,174,501)    (41,562,790)   (23,228)    (429,612)
                              --------    ------------   -------    ----------   ----------    ------------    -------   ----------
Net Increase ..............    585,214    $ 10,061,064    71,930    $1,287,290    1,398,094    $ 27,049,143    412,832   $7,451,372
                              ========    ============   =======    ==========   ==========    ============    =======   ==========


                                                                  EQUITY INVESTMENT FUND
                        -----------------------------------------------------------------------------------------------------------
                             Class McMorgan                 Class Z                  Class McMorgan                 Class Z
                            Six Months Ended            Six Months Ended               Year Ended                 Period Ended
                            December 31, 2001          December 31, 2001             June 30, 2001               June 30, 2001
                        -------------------------    ----------------------    --------------------------    ----------------------
                         Shares         Amount       Shares       Amount        Shares          Amount        Shares       Amount
                         ------         ------       ------       ------        ------          ------        ------       ------
Shares sold ........    1,131,677    $ 25,237,141    332,806    $ 7,924,758    3,677,010    $ 101,230,931     587,698   $15,437,211
Shares issued
  through
  reinvestment of
  dividends.........      203,777       4,610,336     14,989        339,341      690,678       18,098,761         891        21,343
Shares redeemed ....   (1,319,595)    (31,423,927)  (117,945)    (2,701,027)  (3,684,763)    (100,270,353)   (114,677)   (2,845,165)
                       ----------    ------------   --------    -----------   ----------    -------------    --------   -----------
Net Increase
  (decrease)........       15,859    $ (1,576,450)   229,850    $ 5,563,072      682,925    $  19,059,339     473,912   $12,613,389
                       ==========    ============   ========    ===========   ==========    =============    ========   ===========


Note (D) Investment Transactions: Aggregate purchases and proceeds from sales of investment securities (other than short-term investments) for the six months ended December 31, 2001 were:

                                                      Aggregate    Proceeds from
                                                      Purchases         Sales
                                                      ---------     -------------
Intermediate Fixed Income Fund ..................    $78,002,968    $67,847,886
Fixed Income Fund ...............................     13,239,593     12,616,332
Balanced Fund ...................................     42,731,696     37,324,399
Equity Investment Fund ..........................     23,800,142     10,069,516


Note (E) Advisory, Administration and Distribution Services Agreements: Under its investment advisory agreements with each of the Funds, the Advisor provides investment advisory services to the Funds. The Funds will pay the Advisor at the following annual percentage rates of the average daily net assets of each Fund: 0.25% for the Principal Preservation Fund; 0.35% for the Intermediate Fixed Income Fund; 0.35% for the Fixed Income Fund; 0.45% for the Balanced Fund; and 0.50% for the Equity Investment Fund. These fees are accrued daily and paid monthly. The Advisor has voluntarily undertaken to absorb for the McMorgan Funds Class of Principal Preservation Fund, Intermediate Fixed Income Fund, Fixed Income Fund, Balanced Fund and Equity Investment Fund, operating expenses which cause total expenses to exceed 0.30%, 0.50%, 0.50%, 0.60% and 0.75%, respectively. The Advisor has also voluntarily undertaken to absorb for Class Z of the Intermediate Fixed Income Fund, Fixed Income Fund, Balanced Fund and Equity Investment Fund operating expenses which cause total expenses to exceed 0.75%, 0.75%, 0.85% and 1.00%, respectively. For the period July 1, 2001 through December 31, 2001, the net amount of expenses the Advisor absorbed, subject to repayment, totaled $216,408: $87,776 for the Principal Preservation Fund; $58,836 for the Fixed Income Fund and $69,796 for the Balanced Fund.

The investment advisory agreements provide that any reductions or expense reimbursements made by the Advisor in its fees are subject to reimbursement by the Funds within the following three years of such reduction or reimbursement provided that the Funds are able to effect such reimbursement and remain in compliance with applicable expense limitations.

                                                   December 31, 2001 (unaudited)
--------------------------------------------------------------------------------

Since January 1, 1999 through December 31, 2001, the Advisor has reduced its management fee and otherwise absorbed Fund expenses for each Fund in the following amounts: Principal Preservation Fund $224,312, Intermediate Fixed Income Fund $9,595, Fixed Income Fund $129,512 and Balanced Fund $99,924.

The Trust has adopted a Distribution Plan (the "Plan") on behalf of the Class Z Shares of the Intermediate Fixed Income Fund, Fixed Income Fund, Balanced Fund and Equity Investment Fund in accordance with Rule 12b-1 under the Investment Company Act of 1940. The Plan provides that the applicable Fund will reimburse NYLIFE Distributors Inc. or a third party administrator for actual distributions and shareholder servicing expenses incurred, on an annual basis of 0.25% of each Fund's average daily net assets.

Note (F) Capital Loss Carryforward: As of June 30, 2001, the Funds had available for federal tax purposes unused capital loss carryforwards as follows:


                                               Expires in 2008   Expires in 2009
                                               ---------------   ---------------
Principal Preservation Fund ...............        $    7            $  1,670
Fixed Income Fund .........................        $1,214            $224,002

Note (G) Subsequent Event: McMorgan Funds held a Special Meeting of Shareholders on September 14, 2001, whereby the shareholders approved a new Investment Advisory Agreement ("New Agreement") for each Fund with McMorgan & Company LLC. The New Agreement is due to the acquisition on September 28, 2001, of substantially all of the assets of McMorgan & Company LLC, by New York Life Investment Management Holdings LLC, a wholly-owned subsidiary of New York Life Insurance Company. Although McMorgan & Company LLC became a wholly-owned subsidiary of New York Life Insurance Company, management and employees remained unchanged.

McMorgan Funds -- Trustees And Officers
--------------------------------------------------------------------------------

                                                                                               Number of
                                                                                               Portfolios in
                                                   Term of Office     Principal                Fund                Other
Name, Address                    Position (s)      and Length of      Occupation (s)           Complex overseen    Directorships
And Age                          Held with Fund    Time Served(1)     During Past 5 years      by Trustee          Held by Trustee
---------------------------------------------------------------------------------------------------------------------------------
Terry O'Toole*                   Chairman &        Since Funds'       President & CEO,                 5                N/A
McMorgan & Company LLC           President         inception (1994)   McMorgan & Company
One Bush Street                                                       LLC
San Francisco, CA 94104
54
---------------------------------------------------------------------------------------------------------------------------------
Kenneth I. Rosenblum             Trustee           Since inception    Independent Consultant           5                N/A
1299 Ocean Avenue
Suite 333
Santa Monica, CA 90401
60
---------------------------------------------------------------------------------------------------------------------------------
Walter B. Rose                   Trustee           Since inception    President, Venture               5                N/A
Venture Consulting Corp.                                              Consulting Corp.
333 South Grand Avenue                                                (1998 - Present);
Suite 4250                                                            prior thereto,
Los Angeles, CA 90071                                                 President, McBain,
55                                                                    Rose Partners
---------------------------------------------------------------------------------------------------------------------------------
S. D. Sicotte                    Trustee           12/96              Retired; prior thereto,          5                N/A
2047 Byron Street                                                     Chairman & CEO,
Palo Alto, CA 94301                                                   Hemming Morse, Inc.
71
---------------------------------------------------------------------------------------------------------------------------------
Deane A. Nelson, CFA*            Vice President    Since inception    Vice President,                  5                N/A
McMorgan & Company LLC           & Secretary                          McMorgan &
One Bush Street                                                       Company LLC
San Francisco, CA 94104
55
---------------------------------------------------------------------------------------------------------------------------------
Robert M. Hirsch*                Compliance        Since inception    General Counsel,                 5                N/A
McMorgan & Company LLC           Officer                              McMorgan & Company
One Bush Street                                                       LLC
San Francisco, CA 94104
48
---------------------------------------------------------------------------------------------------------------------------------
Mark R. Taylor*                  Treasurer         10/01              Vice President,                  5                N/A
McMorgan & Company LLC                                                McMorgan & Company
One Bush Street                                                       LLC; former Trustee
San Francisco, CA 94104                                               of McMorgan Funds
43
---------------------------------------------------------------------------------------------------------------------------------

--------------------
(1) Each Trustee and Officer serves for an indefinite term, until his resignation, death or removal.
* An "interested person" as defined in the 1940 Act.